Message from the Chairman

For investors in the equity markets, the first six months of 2002 have been frustrating and stressful, testing the patience of even those with very long-term time horizons. After declining two consecutive years, the Standard
& Poor's 500 Index,* a good proxy for large capitalization stocks, fell another 13.8% for the six months ending June 30, 2002. The NASDAQ* turned in an even worse performance, declining almost 25%. To lend some historical perspective to this continuing weakness in the equity indices, you have to go back over sixty years, to the 1939-1941 time frame, to find three consecutive down years.

While a rally in the equity markets can happen anytime, the news stories these days are not very encouraging. The economic recovery is not broad based at this point, with some industries, such as telecommunications, still struggling from overcapacity, little or no pricing flexibility, and balance sheets heavily burdened with excessive debt. The equity markets have also been shaken by one story after another of companies with accounting irregularities and CEOs with outsized compensation packages relative to how well their shareholders have fared. For investors to commit funds to the common stock of a corporation, it is imperative that they have confidence in the integrity of senior management and trust that the financial statements fully and fairly represent that company's operations. It is fair to say that some of that trust has been badly shaken to the point that both Congress and the President are devising ways to restore that trust, which is fundamental to the proper functioning of the free enterprise system.

In this letter, I have often written of the importance of a well-thought-out diversification strategy, tailored to your individual resources and long-term goals. As a vivid illustration of what can happen to a poorly-diversified portfolio, if you had loved technology stocks, and using the NASDAQ Composite as a proxy, you would have seen your investment decline by 71%, from the high of
5049 in March of 2000 to 1463 at the end of June, 2002. A diversified portfolio, with exposure to value stocks as well as growth stocks, small capitalization stocks as well as large cap companies, and international equities as well as domestic stocks, would have undoubtedly declined, but in a much more moderate fashion. A well-diversified portfolio may give away some of the upside potential that comes with a more heavily concentrated portfolio, but in markets such as we have been experiencing, the diversified portfolio provides a much better night's sleep.

We encourage you to read the portfolio managers' comments on the following pages, and use this opportunity to review your entire financial program to make sure that it still makes sense in light of your long-range goals.
Sincerely,

/s/Robert N. Sawyer

Robert N. Sawyer
Chairman

*Indices are unmanaged and not available for direct investment.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Large Cap Value

In our last commentary, we referred to 2001 as "clearly a seesaw market for large caps." This remained an appropriate description for the first half of 2002 stock market activity, which was another study in contrasts. Once again, large cap value funds finished well ahead of large cap growth funds at mid-year. This outperformance has now entered its third year.

The generally-good economic news of the first quarter appeared in two forms:
statistics either turning decidedly positive or declining at a decreasing rate.
Specifically, housing starts, consumer confidence, inflation, capacity utilization and inventories indicated an improving economy. Strength in the
Large Cap Value Portfolio was broad based, but consumer-related and financial stocks were the most significant portfolio "drivers" early in the year.

Although the economy chugged along throughout the second quarter with economic news remaining mostly encouraging, a "smog of fear" (to quote Alex Berenson, columnist for The New York Times) descended over the market. The markets plummeted in the wake of news of accounting fraud, high profile bankruptcies, a growing lack of corporate ethics and the continuing war on terrorism. We know from experience that fear and greed are two of the most powerful forces that move equity markets. Investors do not like uncertainty. Uncertainty breeds fear which, in turn, impacts financial markets. The plunge in most equity indexes during the second quarter dramatically proved this point.

In this particularly-volatile market environment, with all equity indexes showing negative returns for the quarter, the Large Cap Value Portfolio performed well on a relative basis. Overweighted positions in healthcare and consumer durables contributed most to this success.

We have continued our traditionally conservative approach to managing the Large
Cap Value Portfolio and looking for undervalued companies with solid prospects for earnings growth.

David L. Babson & Co. Inc.

Top Holdings
                                                             % of Total
Tenet Healthcare Corp.                                            4.6%
SLM Corp.                                                         4.5%
Lockheed Martin Corp.                                             4.4%
Allstate Corp.                                                    3.4%
Diageo PLC                                                        3.2%
Total                                                            20.1%

As of June 30, 2002, schedule of investments. Subject to change.

Total Return as of June 30, 2002

                                          Three              Six                                 Since Commencement
                                          Months           Months           One Year              November 13, 1997

Large Cap Value                          -5.34%            3.27%            -1.03%                      2.80%

Schedule of Investments
June 30, 2002 (UNAUDITED)

Large Cap Value

SHARES                COMPANY                                                          MARKET VALUE

COMMON STOCKS-- 97.25%
BASIC MATERIALS-- 6.80%
             1,860    duPont (E.I.) deNemours & Co.                                $       82,584
               320    Martin Marietta Materials, Inc.                                          12,480
             3,950    United States Steel Corp.                                                78,566
             1,190    Weyerhaeuser Co.                                                         75,981
                                                                                              249,611
CAPITAL GOODS-- 9.32%
             2,070    Boeing Co.                                                               93,150
             1,020    Hanson PLC                                                               36,363
             2,310    Lockheed Martin Corp.                                                   160,545
             1,900    Rockwell Collins Corp.                                                   52,098
                                                                                              342,156
CONSUMER CYCLICAL-- 8.78%
             1,000    General Motors Corp.                                                     53,450
             5,120    Limited Brands, Inc.                                                    109,056
             3,100    McDonald's Corp.                                                         88,195
            30,500    Rite Aid Corp.*                                                          71,675
                                                                                              322,376
CONSUMER STAPLES-- 14.06%
             2,600    Albertson's, Inc.                                                        79,196
             2,282    Diageo PLC                                                              117,865
             2,100    Fortune Brands, Inc.                                                    117,600
             2,200    H.J. Heinz Co.                                                           90,420
             3,100    Kellogg Co.                                                             111,166
                                                                                              516,247
ENERGY -- 5.63%
             1,558    BP PLC                                                                   78,664
             1,800    Marathon Oil Corp.                                                       48,816
             1,430    Royal Dutch Petroleum Co.                                                79,036
                                                                                              206,516
FINANCIAL-- 27.27%
             3,390    Allstate Corp.                                                          125,362
             2,560    American Express Co.                                                     92,979
               600    American International Group, Inc.                                       40,938
             2,000    Astoria Financial Corp.                                                  64,100
             1,980    CitiGroup Inc.                                                           76,725
             2,100    Everest Reinsurance Group Ltd.                                          117,495
             1,800    National City Corp.                                                      59,850
             1,700    SLM Corp.                                                               164,730
               450    Student Loan Corp.                                                       37,278
             1,500    The Phoenix Companies, Inc.                                              27,525
             2,600    Wachovia Corp.                                                           99,268
             1,890    Wells Fargo & Co.                                                    94,614
                                                                                            1,000,864
HEALTHCARE-- 8.08%
             1,500    Bristol Myers Squibb                                                     38,550
             2,350    Tenet Healthcare Corp.*                                                 168,143
               980    UnitedHealth Group Inc.                                                  89,719
                                                                                              296,412
TECHNOLOGY-- 5.46%
             4,220    Apple Computer, Inc.*                                                    74,778
             6,100    Compuware Corp.*                                                         37,027
             1,230    International Business Machines Corp.                                    88,560
                                                                                              200,365
TRANSPORTATION & SERVICES-- 5.63%
             3,000    Delta Air Lines, Inc.                                                    60,000
             1,800    Sabre Holdings Corp.*                                                    64,440
             1,300    Union Pacific Corp.                                                      82,264
                                                                                              124,440
UTILITIES-- 6.22%
             2,700    Duke Energy Corp.                                                        83,970
             1,900    SBC Communication, Inc.                                                  57,950
             3,900    Sempra Energy Corp.                                                      86,307
                                                                                              228,227

TOTAL COMMON STOCKS                                                                         3,569,478
(Cost $3,028,037)

TOTAL INVESTMENTS-- 97.25%                                                                  3,569,478
(Cost $3,028,037)

Other assets less liabilities-- 2.75%                                                         100,789

TOTAL NET ASSETS-- 100.00%                                                             $    3,670,267

The identified cost of investments owned at June 30, 2002, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $541,441, which is comprised of unrealized appreciation of $807,229 and unrealized depreciation of $265,788.

*Non-income producing security

See accompanying Notes to Financial Statements.

Large Cap Growth

Investor pessimism pressured equities in the second quarter.
Large-capitalization growth equities were caught amidst the accounting irregularities, regulatory threats and terrorism fears. However, performance of the Large Cap Growth Portfolio, -14.27% (price change and reinvested distributions), compared reasonably well to its benchmark, the Standard &
Poor's 500 Index* return of -13.40%, due to its defensive positioning.

Select healthcare holdings, specifically the hospital companies, performed strongly as demographics and politics favored demand and pricing trends. Defense names also enjoyed strength as government military spending is expected to grow predictably for years. Consumer staples benefited from a continuing focus on basic household expenditures over luxuries. Technology-related names once again were among the worst performers for the quarter, and the Portfolio continues to be underweight in this category. However, we remain believers that the highest quality names like Cisco Systems, Nokia and Microsoft are taking the proper steps now to profitably gain market share and ensure they emerge from the market weakness with strong competitive advantages. Not all of the Portfolio's high-quality companies were immune to the market weakness. Solid businesses like
General Electric and AOL Time Warner hurt performance for the quarter as investors punished them for their size and used their liquidity to meet redemptions.

The structure of the Portfolio continues to stress diversification. Recessions expose corporate weaknesses and make for volatile markets. We will use periods of extreme oversold or overbought conditions to add to or reduce our high-quality, long-term holdings.

Stein Roe & Farnham Incorporated

* Indices are unmanaged and not available for direct investment.

Top Holdings
                                                               % of Total
Procter & Gamble Co.                                           4.6%
Lockheed Martin Corp.                                              4.5%
Johnson & Johnson                                              4.0%
Citigroup, Inc.                                                    4.0%
Medtronic, Inc.                                                    3.9%
Total                                                             21.0%

As of June 30, 2002, schedule of investments. Subject to change.

Total Return as of June 30, 2002
                                          Three              Six                                 Since Commencement
                                          Months           Months           One Year              November 13, 1997

Large Cap Growth                        -14.27%           -16.86%            -26.28%                   -0.10%

Schedule of Investments
June 30, 2002 (UNAUDITED)

Large Cap Growth

SHARES                COMPANY                                                          MARKET VALUE

COMMON STOCKS-- 92.24%
BASIC MATERIALS-- 2.14%
             2,500    Alcoa, Inc.                                                      $       82,875

CAPITAL GOODS-- 7.64%
             2,500    Caterpillar, Inc.                                                       122,375
             2,500    Lockheed Martin Corp.                                                   173,750
                                                                                              296,125
CONSUMER CYCLICAL-- 8.60%
             3,500    General Electric Co.                                                    101,675
             2,500    Home Depot, Inc.                                                         91,825
             2,000    Kohl's Corp.*                                                           140,160
                                                                                              333,660
CONSUMER STAPLES-- 10.53%
             2,500    PepsiCo, Inc.                                                           120,500
             2,500    Philip Morris Companies                                                 109,200
             2,000    Procter & Gamble Co.                                                178,600
                                                                                              408,300
    ENERGY -- 3.39%
             2,500    BJ Services Co.*                                                         84,700
             1,500    Transocean Sedco Forex, Inc.                                             46,725
                                                                                              131,425
FINANCIAL-- 12.71%
             1,500    American International Group, Inc.                                      102,345
             4,000    Citigroup, Inc.                                                         155,000
             3,500    Concord EFS, Inc.                                                       105,490
             3,500    Washington Mutual                                                       129,885
                                                                                              492,720
HEALTHCARE-- 21.70%
             3,000    Baxter International, Inc.                                              133,350
             1,000    Genentech, Inc.*                                                         33,500
             3,000    Johnson & Johnson                                                   156,780
             3,500    Medtronic, Inc.                                                         149,975
             4,000    Pfizer, Inc.                                                            140,000
             2,000    Tenet Healthcare Corp.*                                                 143,100
             2,000    Triad Hospitals, Inc.*                                                   84,760
                                                                                              841,465
MEDIA & ENTERTAINMENT-- 9.02%
             7,000    AOL Time Warner, Inc.*                                                  102,970
             2,500    Brocade Communications System*                                           43,700
            10,000    Liberty Media Corp.*                                                     95,000
             2,000    L-3 Communications Holdings*                                            108,000
                                                                                              349,670
TECHNOLOGY-- 13.18%
             1,500    Adobe Systems, Inc.                                                      42,750
             9,000    Cisco Systems, Inc.*                                                    125,550
             2,000    Dell Computer Corp.                                                      52,280
             2,500    Microsoft Corp.*                                                        135,300
             5,000    Nokia Corp.                                                              72,400
             3,500    Texas Instruments, Inc.                                                  82,950
                                                                                              511,230
 UTILITIES-- 3.33%
             1,500    Quest Diagnostics, Inc.*                                                129,075

TOTAL COMMON STOCKS                                                                         3,576,545
 (Cost $3,730,574)

REPURCHASE AGREEMENT-- 7.74%
$          300,000    UMB Bank, n.a.,
                           1.35% due 7/01/02
                           (Collateralized by U.S.
                           Treasury Bills, due 7/05/02
                           with a market value of $306,901)                                   300,000
(Cost $300,000)

TOTAL INVESTMENTS-- 99.98%                                                                  3,876,545
 (Cost $4,030,574)

Other assets less liabilities-- 0.02%                                                             642

TOTAL NET ASSETS-- 100.00%                                                             $    3,877,187

The identified cost of investments owned at June 30, 2002, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal income tax purposes was $154,029, which is comprised of unrealized appreciation of $412,651 and unrealized depreciation of $566,680.

*Non-income producing security

See accompanying Notes to Financial Statements.

Mid Cap Equity

The stock market has been described as a manic-depressive. There is little doubt that this diagnosis has been accurate over the past several years. The mania of the "new economy" bubble peaked in early 2000, and a major depression has descended on the entire market in the second quarter of 2002. What had been a well-deserved decimation of the technology, telecom and internet sectors became a broad-based sell off over the past three months.

Certainly, the news headlines during the first half of 2002 could lead to feelings of depression. Concerns about ongoing terrorist threats, tensions in the Middle East and between India and Pakistan, a "bear market in corporate integrity" with a corresponding lack of confidence in corporate earnings and questionable valuations all weighed upon the markets.

However, investor sentiment seems to be overshooting on the downside, as it did on the upside, and the markets appear to be disconnected from the economy. While there have been a few bumps in the road, the economy continues to grow.
Earnings, properly measured, continue to improve. Inflation remains very much under control. Fiscal and monetary policy continues to be stimulative.
Historically, this has been a recipe for rising stock prices, though not in the first half of 2002.

We are optimistic that better times are ahead for investors, although it may take longer and may be more painful than a typical market cycle. Valuations are generally reasonable, and becoming very attractive in some cases. Earnings are in the midst of a rebound. A growing economy will translate to top line growth for corporations, and cost savings (labor productivity) should leverage that into healthy bottom-line growth. There is plenty to worry about with terrorism, the Middle East, fraudulent accounting, etc. But the market can "climb a wall of worry". While there will undoubtedly be difficult times to come, we have an underlying faith in the resiliency of consumers and the creativity of producers.
The markets have survived tough times in the past, and we believe they will survive this rocky period.

Standish Mellon Asset Management Company LLC

Top Holdings
                                                              % of Total
Cullen/Frost Bankers, Inc.                                         2.1%
City National Corp.                                                1.7%
Foot Locker, Inc.                                                  1.7%
Paxer Corp.                                                        1.5%
Constellation Brands, Inc.                                         1.4%
Total                                                              8.4%

As of June 30, 2002, schedule of investments. Subject to change.

Total Return as of June 30, 2002
                                          Three              Six                                 Since Commencement
                                          Months           Months           One Year              November 13, 1997

Mid Cap Equity                           -6.78%            -0.34%             -1.52%                    7.79%

Schedule of Investments
June 30, 2002 (UNAUDITED)

MID CAP EQUITY

SHARES                COMPANY                                                          MARKET VALUE

COMMON STOCKS-- 96.06%
BASIC MATERIALS-- 5.84%
               200    Amerada Hess Corp.                                               $       16,500
             1,700    Freeport McMoran Copper*                                                 30,345
               500    Harsco Corp.                                                             18,750
               200    Minerals Technologies, Inc.                                               9,864
               500    Mueller Industries, Inc.*                                                15,875
               600    OM Group, Inc.                                                           37,200
               400    Praxair, Inc.                                                            22,788
             1,500    Reliance Steel & Aluminum Co.                                        45,750
             1,200    Steel Dynamics, Inc.*                                                    19,764
                                                                                              216,836
CAPITAL GOODS-- 6.56%
               600    Brooks-PRI Automation, Inc.*                                             15,336
               500    Cymer, Inc.*                                                             17,520
             1,100    Dril-Quip, Inc.*                                                         27,445
               700    Florida Rock Industries                                                  25,067
             1,000    Ingersoll-Rand Co.                                                       45,660
             3,400    Louisiana Pacific Corp.*                                                 36,006
             3,400    Paxar Corp.*                                                             56,950
               400    Rayonier, Inc.                                                           19,652
                                                                                              243,636
CONSUMER CYCLICAL-- 8.73%
             1,100    Argosy Gaming Co.*                                                       31,240
               800    Borders Group, Inc.*                                                     14,720
               800    Boston Properties, Inc.                                                  31,960
               550    Brinker International, Inc.*                                             17,463
             1,100    Cendant Corp.*                                                           17,468
             4,300    Foot Locker, Inc.*                                                       62,135
               600    Nieman Marcus Group, Inc.*                                               20,820
               900    Nordstrom, Inc.                                                          20,385
             1,200    Omnicare, Inc.                                                           31,512
             1,900    Orient-Express Hotel Ltd.*                                               32,547
             2,000    Saks Holdings, Inc.*                                                     25,680
               500    Zale Corp.*                                                              18,125
                                                                                              324,055
CONSUMER STAPLES-- 11.75%
             1,300    Conagra Foods, Inc.                                                      35,945
             1,600    Constellation Brands, Inc.*                                              51,200
               750    Darden Restaurants, Inc.                                                 18,525
               800    Dean Foods Co.*                                                          29,840
               900    Dial Corp.                                                               18,018
               700    Fisher Scientific International, Inc.*                                   19,600
               500    Henry Schein, Inc.*                                                      22,250
               600    Knight-Ridder, Inc.                                                      37,770
             1,800    McCormick & Co.                                                      46,350
               400    McGraw Hill Companies, Inc.                                              23,880
             5,000    Mediacom Communications Corp.*                                           38,950
               900    Millennium Pharmaceuticals, Inc.*                                        10,935
               600    Monaco Coach Corp.*                                                      12,780
             1,000    Practiv Corp.*                                                           23,800
               400    Robert Mondavi Corp.*                                                    13,692
             1,100    Tyson Foods, Inc. Cl. A                                                  17,061
               600    Viad Corp.                                                               15,600
                                                                                              436,196
ENERGY -- 8.04%
               500    Allete, Inc.                                                             13,550
             1,100    Constellation Energy Corp.                                               32,274
             1,800    Energy East Corp.                                                        40,680
               400    Evergreen Resources, Inc.*                                               17,000
               200    Hydril Co.*                                                               5,360
               400    Murphy Oil Corp.                                                         33,000
               400    Nicor, Inc.                                                              18,300
               800    Patterson Energy, Inc.*                                                  22,584
               400    NSTAR                                                                    17,912
               400    Smith International, Inc.*                                               27,276
               500    Spinnaker Exploration Co.*                                               18,010
             1,200    W-H Energy Services, Inc.*                                               26,592
               600    Weatherford International, Inc.*                                         25,920
                                                                                              298,458
FINANCIAL-- 24.99%
               600    Affiliated Managers Group*                                               36,900
               750    AMBAC Financial Group                                                    50,400
             1,300    Bank of Hawaii Corp.                                                     36,400
             1,000    Charter One Financial, Inc.                                              34,380
             1,200    City National Corp.                                                      64,500
               600    Comerica, Inc.                                                           36,840
               600    Concord EFS, Inc.*                                                       18,084
             2,200    Cullen/Frost Bankers, Inc.                                               79,090
               800    Firstfed Financial Corp.*                                                23,200
               600    General Growth Properties, Inc.                                          30,600
               700    Genesco, Inc.*                                                           17,045
             1,100    Glimcher Realty Trust                                                    20,240
             1,000    Golden State Bancorp, Inc.                                               36,250
               500    Greenpoint Financial Corp.                                               24,550
             1,000    Hibernia Corp. Cl. A                                                     19,790
             1,000    Indymac Bancorp Inc.*                                                    22,680
               500    Investment Technology Group*                                             16,350
             1,115    Liberty Property Trust                                                   39,025
               500    LNR Property Corp.                                                       17,250
               600    Nationwide Financial Services, Inc.                                      23,700
             1,100    New York Community Bancorp                                               29,810
             1,200    Old Republic International Corp.                                         37,800
               600    PMI Group, Inc.                                                          22,920
               800    Prentiss Properties Trust                                                25,400
             1,100    S&P 400 Mid-Cap Deposit Receipts                                     98,725
               900    Watson Wyatt & Co. Holdings*                                         21,798
               700    W.P. Stewart & Company, Inc.                                         17,864
               500    Zions Bancorporation                                                     26,050
                                                                                              927,641
HEALTHCARE-- 6.60%
               400    Amersourcebergen Corp.                                                   30,400
               400    Barr Laboratories, Inc.*                                                 25,412
               700    First Health Group Corp.*                                                19,628
               500    Gallagher (Arthur J.) & Co.                                          17,325
               800    Inamed Corp.*                                                            21,376
             1,400    North American Scientific, Inc.*                                         14,308
             2,700    Parametric Technologies Co.*                                              9,663
             1,200    SFBC International, Inc.*                                                20,125
               600    Teva Pharmaceutical                                                      40,068
               600    Wellpoint Health Networks, Inc.*                                         46,686
                                                                                              244,991
TECHNOLOGY-- 17.21%
             1,800    Actel Corp.*                                                             37,836
             2,100    Aerofelx, Inc.*                                                          14,595
               600    Agilent Technologies, Inc.*                                              14,190
             1,300    Alloy, Inc.*                                                             18,772
               900    Apple Computer, Inc.*                                                    15,948
             6,700    Ascential Software Corp.*                                                18,693
               300    Black Box Corp.*                                                         12,219
             1,100    Cablevision Systems Corp.-
                           Rainbow Media Group*                                                 9,625
             1,800    Clearone Communications*                                                 26,514
               600    Coherent, Inc.*                                                          17,723
               800    Diebold, Inc.                                                            29,792
               700    Flowerve Corp.*                                                          20,860
             1,200    Insight Communications Co.*                                              14,604
               500    Intuit, Inc.*                                                            24,860
               700    Lexmark Intenational Group Cl. A*                                        38,080
               600    Manhattan Associates, Inc.*                                              19,296
             2,500    McData Corp. Cl. A*                                                      22,025
               800    Netiq Corp.*                                                             18,104
               900    NCR Corp.*                                                               31,140
               400    Novellus Systems, Inc.*                                                  13,600
               600    Plexus Corp.                                                             10,860
             1,500    Republic Services, Inc.*                                                 28,605
               900    Rockwell Collins, Inc.                                                   24,678
               500    SEI Investments Co.                                                      14,085
             1,000    Sensient Technologies Corp.                                              22,760
               600    Sourcecorp*                                                              15,900
             1,700    Sybase, Inc.*                                                            17,935
             1,500    Take-two Interactive Software*                                           30,885
             1,300    Tektronix*                                                               24,323
               500    Teradyne, Inc.*                                                          11,750
               700    Tetra Technologies, Inc.*                                                18,585
                                                                                              638,842
TRANSPORTATION & SERVICES-- 2.50%
               700    Intersil Holdings Corp.*                                                 14,966
             1,600    Mesa Air Group, Inc.*                                                    14,720
             1,900    Polycom, Inc.*                                                           22,781
             1,100    Valassis Communications, Inc.*                                           40,150
                                                                                               92,617
UTILITIES-- 3.84%
               800    AGL Resources, Inc.                                                      18,560
             1,200    Cleco Corp.                                                              26,280
             1,700    Centurytel, Inc.                                                         50,150
               600    Hawaiian Electric Industries                                             25,530
               700    Waste Connections, Inc.*                                                 21,868
                                                                                              142,388

TOTAL COMMON STOCKS                                                                         3,565,660
(Cost $3,235,803)

 FACE
AMOUNT                DESCRIPTION                                                      MARKET VALUE

REPURCHASE AGREEMENT-- 3.31%
$          123,000    State Street Bank and Trust Co.,
                           0.65% due 7/01/02
                           (Collateralized by U.S.
                           Treasury Notes, 6.625%
                           due 5/15/07 with a
                           market value of $128,651)                                          123,000
(Cost $123,000)

TOTAL INVESTMENTS-- 99.37%                                                                  3,688,660
(Cost $3,358,803)

Other assets less liabilities-- 0.63%                                                          23,300

TOTAL NET ASSETS-- 100.00%                                                             $    3,711,960

The identified cost of investments owned at June 30, 2002, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $329,857, which is comprised of unrealized appreciation of $512,917 and unrealized depreciation of $183,060.

*Non-income producing security

See accompanying Notes to Financial Statements.

Small Cap Equity

During the second quarter, the Small Cap Equity Portfolio returned -11.35%
(price change and reinvested distributions) versus -15.78% for the Russell 2000
Growth Index* and -6.53% for the Standard & Poor's Small Cap 600 Index.*
Continued pressure on corporate profits, along with renewed concerns over the direction of the economy, contributed to a weak three-month time period for the equity markets.

Over the past three months, we further reduced our weighting in the technology sector, from 24% to 21%, as it became more apparent that a near-term upturn in information technology spending is unlikely. We also reduced our exposure to healthcare from 25% to 19%. We sold certain stocks in the biotechnology industry as well as other healthcare participants who are struggling in the current environment. We added to our sector weightings in areas such as retail, financial and basic materials. The consumer continued to be the bright spot in the economy over the past three months. Lower interest rates and higher real estate values contributed to further gains in personal spending. As was the case during the first quarter, several of our consumer discretionary holdings performed well during the second quarter, including specialty retailer Hot Topic
(1.3% of net assets), which rose 27.8% during the period. The Portfolio's financial sector holdings performed relatively well during the quarter, with insurance broker Hilb Rogal & Hamilton (1.6% of net assets) up 45.0%, and
East West Bancorp (1.5% of net assets), a Chinese-American focused bank, rallying 17.9% during the quarter.

Technology, media, and telecommunications shares continued to suffer during the second quarter. The Portfolio has relatively little telecommunications exposure at this time, but our media holdings did hurt us during the time period.
Specifically, the radio sector generally underperformed the market, with holdings such as Radio One (1.2% of net assets) declining 27.8% during the quarter. Reduced earnings estimates and valuation targets took their toll on the technology sector during the past three months. For example, Exult (0.8% of net assets) declined 40.4% during the second quarter, as investors questioned the potential profitability of the company's business model.

We have become somewhat more conservative in the Portfolio over the past three months. Small cap stocks historically have not done as well during periods of weak economic growth and consumer confidence. Earnings estimates for many companies are likely to be revised lower in the months ahead. Today's stock prices likely discount much of these revisions, but we continue to focus on building a portfolio of small cap growth stocks, where we have the highest confidence in the earnings estimates being achieved and where valuations are still reasonable.

Stein Roe & Farnham Incorporated

*Indices are unmanaged and not available for direct investment.

Top Holdings
                                                               % of Total
Integra Life Services                                              2.8%
Province Healthcare Co.                                            1.7%
Jarden Corp.                                                       1.7%
Gallagher (Arthur J.) & Co.                                    1.7%
Armor Holdings, Inc.                                               1.7%
Total                                                              9.6%

As of June 30, 2002, schedule of investments. Subject to change.

Total Return as of June 30, 2002
                                          Three              Six                                 Since Commencement
                                          Months           Months           One Year              November 13, 1997

Small Cap Equity                        -11.35%           -11.87%            -17.38%                    0.48%

Schedule of Investments
June 30, 2002 (UNAUDITED)

SMALL CAP EQUITY

SHARES                COMPANY                                                          MARKET VALUE

COMMON STOCKS-- 93.02%
BASIC MATERIALS-- 4.34%
             4,400    Crown Cork & Seal, Inc.*                                     $       30,140
             3,000    Jarden Corp.*                                                            59,400
             1,400    Maverick Tube Corp.*                                                     21,000
             1,000    Silgan Holdings, Inc.*                                                   40,440
                                                                                              150,980
CAPITAL GOODS-- 5.04%
             1,600    AAR Corp.                                                                16,320
             1,000    Costar Group, Inc.*                                                      20,530
               900    DRS Technologies, Inc.*                                                  38,475
               200    Meritage Corp.*                                                           9,130
             1,200    Photronics*                                                              22,728
             2,500    Power-One, Inc.*                                                         15,550
               900    Regal Beloit                                                             21,879
             1,400    United Industrial Corp.                                                  30,590
                                                                                              175,202
CONSUMER CYCLICAL-- 15.90%
             1,000    AFC Enterprises, Inc.*                                                   31,250
             1,000    Aeropostale, Inc.*                                                       27,370
             1,100    Bally Total Fitness Holdings*                                            20,581
               200    Beazer Homes USA, Inc.*                                                  16,000
               900    California Pizza Kitchen, Inc.*                                          22,320
               400    CEC Entertainment, Inc.*                                                 16,520
               500    Chico's FAS, Inc.*                                                       18,160
             1,100    Corporate Executive Board Co.*                                           37,675
             1,400    Electronics Boutique Holdings Corp.*                                     41,020
             1,700    Extended Stay America, Inc.*                                             27,574
               800    Gamestop Corp.*                                                          16,792
             1,300    Gart Sports Co.*                                                         36,569
             1,700    Hot Topic, Inc.*                                                         45,407
             1,200    MTR Gaming Group, Inc.*                                                  20,040
               900    Petco Animal Supplies, Inc.*                                             22,419
               800    Petsmart, Inc.*                                                          12,832
               500    Rent-A-Center, Inc.*                                                     29,005
             1,300    Rent-Way, Inc.*                                                          16,796
               400    Scotts Co. Cl. A*                                                        18,160
             1,500    Station Casinos, Inc.*                                                   26,775
             1,600    Too, Inc.*                                                               49,280
                                                                                              552,545
CONSUMER STAPLES-- 4.39%
               900    American Italian Pasta Co.*                                              45,891
             1,800    Constellation Brands, Inc. Cl. A*                                        57,600
               900    Performance Food Group Co.*                                              30,474
             1,000    Rayovac Corp.*                                                           18,530
                                                                                              152,495
ENERGY -- 5.34%
             1,200    Ocean Energy, Inc.                                                       26,004
             1,000    Patterson-UTI Energy*                                                    28,230
             1,500    Pogo Producing Co.                                                       48,930
               900    Remington Oil & Gas Corp.*                                           17,928
             1,200    Spinnaker Exploration Co.*                                               43,224
               800    Tetra Technologies, Inc.*                                                21,240
                                                                                              185,556
FINANCIAL-- 10.15%
             2,200    Boston Private Financial Holdings                                        54,428
             4,000    Ceres Group, Inc.*                                                       15,600
             1,200    Community First Bankshares, Inc.                                         31,308
             1,500    East West Bancorp, Inc.                                                  51,780
             1,700    Gallagher (Arthur J.) & Co.                                          58,905
             1,200    Hilb, Rogal & Hamilton Co.                                           54,300
             1,000    Indymac Bancorp, Inc.*                                                   22,680
               400    New Century Financial Corp.                                              13,988
             1,100    Philadelphia Consolidated Holding Co.*                                   49,874
                                                                                              352,863
HEALTHCARE-- 18.55%
             1,800    American Healthways, Inc.                                                32,040
             2,300    American Medical Systems Holdings*                                       46,138
               900    American Pharmaceutical Partners, Inc.*                                  11,124
             2,300    Amylin Pharmaceuticals, Inc.*                                            25,162
               700    Atrix Labs, Inc.*                                                        15,575
             2,600    Biomarin Pharmaceutical, Inc.*                                           13,570
               900    Cell Therapeutics, Inc.*                                                  4,913
               900    Closure Medical Corp.*                                                   12,600
             1,600    Endocare, Inc.*                                                          21,136
             2,200    First Horizon Pharmaceuticals*                                           45,518
             2,000    Ilex Oncology, Inc.*                                                     28,180
             4,500    Integra Lifesciences Holdings*                                           97,875
             2,100    InterMune Pharmaceuticals*                                               44,310
               700    Ligand Pharmaceuticals, Inc.*                                            10,150
               800    Noven Pharmaceuticals, Inc.*                                             20,400
             2,700    Province Healthcare Co.*                                                 60,372
             1,600    Salix Pharmaceuticals Ltd.*                                              24,928
             1,800    Sicor, Inc.*                                                             33,372
               400    Surmodics, Inc.*                                                         10,396
             1,600    Taro Pharmaceutical Industries Ltd.*                                     39,232
             2,400    Thoratec Corp.*                                                          21,576
             1,300    Wright Medical Group*                                                    26,208
                                                                                              644,775
MEDIA & ENTERTAINMENT-- 2.75%
               900    Cumulus Media, Inc. Cl. A*                                               12,402
               600    Lin TV Corp. Cl. A*                                                      16,224
             2,900    Radio One, Inc. Cl. D*                                                   43,123
             2,400    Spanish Broadcasting Systems*                                            24,000
                                                                                               95,749
MISCELLANEOUS-- 0.87%
               400    Corinthian Colleges, Inc.*                                               13,556
             1,400    Cornell Companies, Inc.*                                                 16,590
                                                                                               30,146
TECHNOLOGY-- 23.42%
               600    Advent Software, Inc.*                                                   15,420
             1,100    Applied Films Corp.*                                                     12,397
             2,300    Armor Holdings, Inc.*                                                    58,650
               300    Barra, Inc.*                                                             11,154
               600    Cognizant Technology Solutions Corp.*                                    32,250
               700    Cymer, Inc.*                                                             24,528
             1,900    DSP Group, Inc.*                                                         37,240
             2,600    Entegris, Inc.*                                                          37,960
               600    Enzon, Inc.*                                                             14,766
             4,000    Exult, Inc.*                                                             26,000
               400    Fidelity National Info Solutions*                                         9,600
             1,000    Freemarkets, Inc.*                                                       14,130
             1,500    FSI International, Inc.*                                                 11,205
             1,100    F5 Networks, Inc.*                                                       10,758
             1,300    Global Imaging Systems, Inc.*                                            24,687
               800    Hologic, Inc.*                                                           12,392
             1,000    Integrated Circuit Systems, Inc.*                                        20,190
               600    Intercept Group, Inc.*                                                   12,432
             1,300    Itron, Inc.*                                                             34,099
             1,500    JDA Software Group, Inc.*                                                42,390
             2,200    MCSI, Inc.*                                                              24,726
             1,000    Mantech International Corp. Cl. A*                                       23,990
             3,700    Mykrolis Corp.*                                                          43,697
             1,100    Netscreen Technologies, Inc.*                                            10,098
             2,400    Oak Technology, Inc.*                                                    10,872
                66    Orbital Science Corp.                                                       287
             2,000    Planar Systems, Inc.*                                                    38,500
               700    Power Integration, Inc.*                                                 12,529
             1,000    Precise Software Solutions*                                               9,550
               800    Retek, Inc.*                                                             19,440
             1,700    Seachange International, Inc.*                                           14,926
             1,100    Smith (A.O.) Corp.                                                       34,331
             2,300    SonoSite, Inc.                                                           33,189
             9,000    Transmeta Corp.*                                                         21,150
             1,500    Veeco Instruments, Inc.*                                                 34,665
             2,000    Webmethods, Inc.*                                                        19,800
                                                                                              813,998
TELECOMMUNICATION SERVICES-- 1.37%
             1,700    Airgate Telecom*                                                          1,700
             1,300    Intrado, Inc.*                                                           25,168
             1,500    Metro One Telecommunications*                                            20,940
                                                                                               47,808
UTILITIES-- 0.90%
             1,000    Waste Connection, Inc.*                                                  31,240

TOTAL COMMON STOCKS                                                                         3,233,357
(Cost $3,169,919)

TOTAL INVESTMENTS-- 93.02%                                                                  3,233,357
(Cost $3,169,919)

Other assets less liabilities-- 6.98%                                                         242,679

TOTAL NET ASSETS-- 100.00%                                                             $    3,476,036

The identified cost of investments owned at June 30, 2002, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $63,438, which is comprised of unrealized appreciation of $482,106 and unrealized depreciation of $418,668.

*Non-income producing security

See accompanying Notes to Financial Statements.

Growth & Income

The first half of 2002 was a difficult investment environment. Corporate governance concerns and international and political conflicts led to investor fear and disappointing returns for large-cap stocks. Despite weak overall market performance, the Growth & Income Portfolio return of -7.60% (price change and reinvested distributions) performed well versus its benchmark, the Standard
& Poor's BARRA Value Index* return of -9.46%, for the year-to-date period ending June 30, 2002.

Consumer discretionary stocks, specifically media and retail companies, aided the Portfolio's performance during the first half of 2002. Media stocks, Tribune and Viacom, benefited from anticipation of an advertising rebound in 2002.
Retail holdings, such as Big Lots and Limited, experienced better-than-expected sales and improved inventories in the first quarter.

Stock selection within the industrial sector aided relative performance for the period. Specifically, Lockheed Martin benefited from increased defense spending as the war on terrorism and Middle East tensions continued. Several other industrial holdings responded favorably to strong first quarter earnings announcements and positive forecasts for the year ahead. The Portfolio's significant underweight in the poorly-performing telecommunication services sector versus the Standard & Poor's/BARRA Value Index* added substantial relative performance for the past six months.

Select healthcare holdings have been hurt by concerns over future drug sales.
Drug maker Schering-Plough will lose its patent for Claritin, the company's largest prescription medicine. However, the company recently introduced a new allergy drug, Clarinex, which we feel should garner strong consumer interest.
Bristol Myers stock fell on news that the company's future earnings would suffer as a result of slowing sales of key drugs. Similarly, Wyeth missed first quarter revenue targets due, in part, to manufacturing problems that hindered the company's ability to meet demand for top-selling drugs. However, the defensive healthcare sector performed relatively well and the Portfolio benefited from an overweight in this sector versus the Standard & Poor's/BARRA Value Index.*

Additionally, a large underweight in the financial sector and an overweight in the weakly-performing technology sector detracted from relative performance for the year-to-date period.

Lord Abbett

*The S&P 500/Barra Value Index is an unmanaged capitalization-weighted index of all the stocks in the S&P 500 that have low price-to-book ratios and is not available for direct investment.

Top Holdings
                                                              % of Total
Exxon Mobil Corp.                                                  5.4%
American International Group, Inc.                                 2.6%
Deere & Co.                                                    2.5%
Wells Fargo & Co.                                              2.5%
Target Corp.                                                       2.4%
Total                                                             15.4%

As of June 30, 2002, schedule of investments. Subject to change.

Total Return as of June 30, 2002
                                          Three              Six                                 Since Commencement
                                          Months           Months           One Year              November 13, 1997

Growth & Income                     -10.88%            -7.60%             -9.61%                    6.89%

Schedule of Investments
June 30, 2002 (UNAUDITED)

GROWTH & INCOME

SHARES                COMPANY                                                          MARKET VALUE

COMMON STOCKS-- 98.08%
BASIC MATERIALS-- 6.65%
             3,300    Alcoa, Inc.                                                      $      109,395
             1,400    Bowater, Inc.                                                            76,118
             2,800    International Paper Co.                                                 122,024
               200    Newmount Mining Corp.                                                     5,266
             1,200    Praxair, Inc.                                                            68,364
               300    Rohm & Haas Co.                                                      12,147
               600    United States Steel Corp.                                                11,934
                                                                                              405,248
CAPITAL GOODS-- 5.82%
               700    Caterpillar, Inc.                                                        34,265
             3,200    Deere & Co.                                                         153,280
             1,000    Lockheed Martin Corp.                                                    69,500
               900    Parker Hannifin Corp.                                                    43,011
               800    United Technologies Corp.                                                54,320
                                                                                              354,376
CONSUMER CYCLICAL-- 15.15%
             3,100    Big Lots, Inc.                                                           61,008
             1,200    Clear Channel Communications, Inc.*                                      38,424
             1,200    Comcast Corp. Cl. A*                                                     28,116
             2,200    Delphi Automotive Systems Corp.                                          29,040
             4,900    Disney (Walt) Holding Co.                                                92,610
               800    Gannett, Inc.                                                            60,720
             3,400    Gap The, Inc.                                                            48,280
               700    Home Depot, Inc.                                                         25,711
             1,300    Illinois Tool Works, Inc.                                                88,790
               700    Estee Lauder Companies Cl. A                                             24,640
             4,500    Limited Brands, Inc.                                                     95,850
             1,600    NIKE, Inc. Cl. B                                                         85,840
               800    Radio Shack Corp.                                                        24,048
             3,300    Staples, Inc.*                                                           65,010
             3,900    Target Corp.                                                            148,590
               800    TJX Companies, Inc.                                                      15,688
             2,700    Tribune Co.                                                             117,450
             1,900    United Parcel Service, Inc.                                             117,325
             2,100    Viacom, Inc. Cl. B*                                                      93,366
             2,500    Waste Management, Inc.                                                   65,125
                                                                                            1,325,631
CONSUMER STAPLES-- 7.18%
             2,700    Archer-Daniels-Midland Co.                                               34,533
             1,400    Conagra, Inc.                                                            38,710
             1,300    Diageo PLC                                                               67,145
             2,500    Gillette Co.                                                             84,675
               900    Kellogg Co.                                                              32,274
             3,000    PepsiCo, Inc.                                                           144,600
             1,200    Safeway, Inc.*                                                           35,028
                                                                                              436,965
ENERGY -- 9.38%
             3,100    Baker Hughes, Inc.                                                      103,199
             8,100    Exxon Mobil Corp.                                                       331,452
             1,900    Schlumberger Ltd.                                                        88,350
               600    Total Fina SA                                                            48,540
                                                                                              571,541
FINANCIAL-- 17.46%
               700    ACE Ltd.                                                                 22,120
             2,300    American International Group, Inc.                                      156,929
               700    Bank of New York (The) Company, Inc.                                     23,625
             1,900    Bank One Corp.                                                           73,112
             3,100    Citigroup, Inc.                                                         120,125
             1,700    Fleet Boston Financial Corp.                                             54,995
             2,400    J.P. Morgan Chase & Co.                                              81,408
             3,400    Mellon Financial Corp.                                                  106,862
             1,700    Merrill Lynch & Co.                                                  68,850
               500    Morgan Stanley Dean Witter & Co.                                     21,540
               500    National City Corp.                                                      16,625
             1,900    Travelers Property Casualty                                              33,630
             3,500    Wachovia Corp.                                                          133,630
             3,000    Wells Fargo & Co.                                                   150,180
                                                                                            1,063,631
HEALTHCARE-- 6.16%
             2,300    Bristol-Myers Squibb Co.                                                 59,110
               900    McKessen Corp.                                                           29,430
               500    Merck & Company, Inc.                                                25,320
             2,300    Pharmacia Corp.                                                          86,135
             3,800    Schering-Plough Corp.                                                    93,480
             1,600    Wyeth                                                                    81,920
                                                                                              375,395
MISCELLANEOUS-- 1.70%
             1,200    Dover Corp.                                                              42,000
               500    Minnesota Mining & Manufacturing Co.                                 61,500
                                                                                              103,500
TECHNOLOGY-- 9.87%
               700    Agilent Technologies, Inc.*                                              16,555
             7,900    Apple Computer, Inc.*                                                   139,988
               500    Autodesk, Inc.                                                            6,625
             2,600    Compuware Corp.*                                                         15,782
               500    DST Systems, Inc.*                                                       22,855
             7,000    EMC Corp.*                                                               52,850
               300    First Data Corp.                                                         11,160
               500    Flextronics International Ltd.*                                           3,565
               200    Lexmark International, Inc.                                              10,880
             3,600    Lucent Technologies, Inc.                                                 5,976
             6,500    Motorola, Inc.                                                           93,730
             2,400    PeopleSoft, Inc.*                                                        35,712
             2,200    Teradyne, Inc.*                                                          51,700
             1,800    Texas Instruments, Inc.                                                  42,660
            13,100    Xerox Corp.*                                                             91,307
                                                                                              601,345
TELECOMMUNICATION SERVICES-- 2.87%
             3,000    Qwest Communications International*                                       8,400
             1,500    SBC Communications, Inc.                                                 45,750
             3,000    Verizon Communications, Inc.                                            120,450
                                                                                              174,600
TRANSPORTATION & SERVICES-- 4.93%
             4,500    AMR Corp.*                                                               75,870
             2,300    CSX Corp.                                                                80,615
             3,800    Southwest Airlines Co.                                                   61,408
             1,300    Union Pacific Corp.                                                      82,264
                                                                                              300,157
UTILITIES-- 4.30%
             1,500    Dominion Resources, Inc.                                                 99,300
             2,200    Duke Energy Corp.                                                        68,420
               800    Exelon Corp.                                                             41,840
             1,200    Public Service Enterprise Group, Inc.                                    51,960
                                                                                              261,520

TOTAL COMMON STOCKS                                                                         5,891,645
(Cost $5,857,571)

TOTAL INVESTMENTS-- 98.08%                                                                  5,973,909
(Cost $5,857,571)

Other assets less liabilities-- 1.92%                                                         117,129

TOTAL NET ASSETS-- 100.00%                                                             $    6,091,038

The identified cost of investments owned at June 30, 2002, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $116,338, which is comprised of unrealized appreciation of $601,761 and unrealized depreciation of $485,423.

*Non-income producing security

See accompanying Notes to Financial Statements.

Balanced

The Balanced Portfolio showed relatively good performance during the first six months of 2002, despite a weak overall stock market. The six-month total return
(price change and reinvested distributions) through June 30, 2002 was -6.95%.
The returns for the past twelve months and since inception (annualized) were
-9.31% and 1.35%, respectively. Asset allocation at June 30, 2002 was roughly
63% stocks, 23% corporate bonds, 6% convertible securities and 8% cash. The
Portfolio continues to generate an attractive current yield of approximately
3.6%.

Although the economy seems to be recovering, albeit slowly, the Standard &
Poor's 500 Index* declined 13.40% during the second quarter. While jitters remain about terrorism, the tensions in the Middle East and potential conflict between India and Pakistan, the uncertainties are not driving the recent decline. We believe the reason for the decline is a lack of clarity and confidence in corporate earnings. Investors have simply lost confidence, at least short-term, in the trustworthiness of leaders of large corporations and the integrity of corporate earnings. With all the scandals, write-offs and earnings restatements, investors are having a difficult time grasping what real earnings will be in 2002, as well as what they actually were over the past few years.

Looking forward, we believe the economic recovery is real but will likely progress at an uneven pace. Low interest rates, tax cuts, favorable demographics and a healthy rise in home prices have provided enough stimulus and confidence to keep consumers spending at a reasonable pace. However, business spending remains weak and large companies are not yet rehiring workers. Overall, the outlook is positive but will require time to get all phases of the economy moving forward in unison. Improved business spending is the key to seeing a bottom in the technology and telecommunications sectors.

As the economy improves, earnings growth in the second half of 2002 could surprise to the upside as comparisons against the third quarter of 2001 become easier. Furthermore, valuations across many sectors are extremely compelling.
Thus, the stock market could develop a much more positive bias later this year, and we continue to be very excited about the companies we own. Regarding the bond market, we believe the outlook for corporate bonds is becoming more positive. The spread remains wide between corporate bond yields and treasury bond yields. As the economy and corporate earnings continue to improve, the yield "spread" could narrow, forcing corporate interest rates down and bond prices up. Additionally, we believe the credit cycle is nearing a peak and bankruptcy filings could begin to trend down. If these trends are correct, the
Balanced Portfolio is well positioned to benefit.

Kornitzer Capital Management, Inc.

*Indices are unmanaged and not available for direct investment.

Top Holdings
                                                               % of Total
Strayer Education, Inc.                                            5.9%
Elcor Corp.                                                        3.6%
ITT Educational Services, Inc.                                     2.9%
Advent Software                                                    2.7%
Merck & Company, Inc.                                          2.3%
Total                                                             17.4%

As of June 30, 2002, schedule of investments. Subject to change.

Total Return as of June 30, 2002
                                          Three              Six                                 Since Commencement
                                          Months           Months           One Year              November 13, 1997

Balanced                                 -8.33%            -6.95%             -9.31%                    1.35%

Schedule of Investments
June 30, 2002 (UNAUDITED)

BALANCED

SHARES                COMPANY                                                          MARKET VALUE

COMMON STOCKS-- 63.00%
BASIC MATERIALS-- 0.00%
               326    Philip Services Corp.*                                           $          184

CONSUMER CYCLICAL-- 23.58%
             3,000    Argosy Gaming Co.*                                                       85,200
             3,000    Barnes & Noble, Inc.*                                                79,290
             2,000    Carnival Corp.                                                           55,380
             2,200    Devry, Inc.*                                                             50,248
               783    Eagle Geophysical, Inc.                                                       1
             5,000    Elcor Corp.                                                             136,750
             2,500    Ethan Allen Interiors, Inc.                                              87,125
               500    First Service Corp.*                                                     12,635
             5,000    ITT Educational Services, Inc.*                                         109,000
             3,000    ServiceMaster Co.                                                        41,160
               256    Stage Stores, Inc. Warrants Strike Price $15*                             5,850
               539    Stage Stores, Inc. Warrants Strike Price $20+                             9,810
             3,500    Strayer Education, Inc.                                                 222,600
                                                                                              859,049
CONSUMER STAPLES-- 0.94%
             1,250    McDonald's Corp.                                                         35,562

ENERGY -- 1.44%
             3,100    Frontier Oil Corp.                                                       54,560

FINANCIAL-- 8.71%
             1,500    American Express Co.                                                     54,480
             1,000    Amvescap PLC                                                             16,450
             1,000    Bank of America Corp.                                                    70,360
             1,000    JP Morgan Chase & Co.                                                33,920
             1,000    Morgan Stanley Dean Witter & Co.                                     43,080
             1,000    PNC Bank Corp.                                                           52,280
               500    Principal Financial Group*                                               15,500
             2,450    Stilwell Financial, Inc.                                                 44,590
                                                                                              330,660
HEALTHCARE-- 11.85%
               750    Abbott Laboratories                                                      28,238
               500    Amgen, Inc.*                                                             20,940
             1,000    Axcan Pharmaceutical*                                                    14,940
             1,250    Bristol-Myers Squibb Co.                                                 32,125
             3,000    Galen Holdings                                                           83,957
             1,000    Johnson & Johnson                                                    52,260
             1,750    Merck & Company, Inc.                                                88,620
               500    Pharmaceutical Product Development*                                      13,170
             2,000    Schering-Plough Corp.                                                    49,200
             1,250    Wyeth                                                                    64,000
                75    Zimmer Holdings, Inc.*                                                    2,674
                                                                                              450,124
TECHNOLOGY-- 13.92%
             4,000    Advent Software, Inc.*                                                  102,800
               500    Altera Corp.*                                                             6,800
             1,050    Analog Devices, Inc.*                                                    31,185
             2,100    Applied Materials, Inc.*                                                 39,942
             5,000    Atmel Corp.*                                                             31,300
               800    Cisco Systems, Inc.*                                                     11,160
             2,200    Dell Computer Corp.*                                                     57,508
             1,300    Intel Corp.                                                              23,751
               500    Jabil Circuit, Inc.*                                                     10,555
             1,150    Microsoft Corp.*                                                         62,238
             1,700    National Semiconductor Corp.*                                            49,589
             2,000    Nokia Corp. Cl. A                                                        28,960
             1,750    Sandisk Corp.*                                                           21,700
             2,700    Scientific Atlanta, Inc.                                                 44,415
             1,300    Wind River Systems, Inc.*                                                 6,513
                                                                                              528,416
TRANSPORTATION-- 2.56%
             1,250    FedEx Corp.                                                              66,750
             1,875    Southwest Airlines Co.                                                   30,300
                                                                                               97,050

TOTAL COMMON STOCKS                                                                         2,391,605
(Cost $2,354,609)

 SHARES OR
FACE AMOUNT           COMPANY AND DESCRIPTION                                          MARKET VALUE

PREFERRED STOCK-- 0.01%
                50    Adelphia Communications                                                     212
(Cost $5,068)

CONVERTIBLE PREFERRED STOCKS-- 2.89%
             2,000    Bethlehem Steel Corp.                                                     3,000
             2,000    Fleetwood Capital Trust                                                  32,500
             6,000    ICO Holdings, Inc.                                                       57,000
               500    TXI Capital Trust                                                        17,250
TOTAL CONVERTIBLE PREFERRED STOCKS                                                            109,750
(Cost $246,603)

CORPORATE BONDS-- 23.29%
$           20,000    Aaipharma, Inc.,
                           11.00% due 4/01/10                                                  18,600
            25,000    Applied Extrusion Technology,
                           10.75% due 7/01/11                                                  22,625
            25,000    Argosy Gaming,
                           10.75% due 6/01/09                                                  27,000
             5,000    Boyd Gaming Co.,
                           9.25% due 8/01/09                                                    5,350
            35,000    Charter Communications Holdings,
                           11.125% due 1/15/11                                                 24,325
            15,000    Circus Circus Enterprise, Inc.,
                           7.625% due 7/15/13                                                  13,875
            25,000    Cummins Engine,
                           6.75% due 2/15/27                                                   24,774
            10,000    Elizabeth Arden, Inc.,
                           11.75% due 2/01/11                                                  10,300
            10,000    Foodmaker,
                           9.75% due 11/01/03                                                  10,150
            25,000    Ford Motor Credit Co.,
                           5.80% due 1/12/09                                                   23,536
            15,000    French Fragrance,
                           10.375% due 5/15/07                                                 13,950
            50,000    Host Marriott,
                           9.25% due 10/01/07                                                  50,500
            20,000    Isle of Capri Casinos,
                           8.75% due 4/15/09                                                   20,200
            15,000    Ingles Markets, Inc.,
                           8.875% due 12/01/11                                                 15,000
             5,000    Johns Q Hamons Hotel,
                           8.875% due 5/15/12                                                   4,925
            15,000    Kmart Funding, Inc.,
                           9.44% due 7/01/18                                                    7,959
            10,000    Lucent Technologies,
                           7.25% due 7/15/06                                                    6,850
            15,000    Luigino's, Inc.,
                           10.00% due 2/01/06                                                  15,225
            15,000    Mandalay Resort,
                           10.25% due 8/01/07                                                  15,806
            25,000    Mastec, Inc.,
                           7.75% due 2/01/08                                                   22,875
            25,000    Motorola, Inc.,
                           7.625% due 11/15/10                                                 23,525
            10,000    MGM Grand, Inc.,
                           9.75% due 6/01/07                                                   10,600
            25,000    MGM Mirage,
                           8.375% due 2/01/11                                                  25,250
            30,000    Nash Finch Co.,
                           8.50% due 5/01/08                                                   29,100
            10,000    Park Place Entertainment,
                           8.875% due 9/15/08                                                  10,337
            25,000    Park Place Entertainment,
                           8.125% due 5/15/11                                                  25,000
            65,000    Penn National Gaming,
                           8.875% due 3/15/10                                                  64,513
            15,000    Pilgrim's Pride,
                           9.625% due 9/15/11                                                  15,525
            15,000    RFS Partnership,
                           9.75% due 3/01/12                                                   15,225
            25,000    Rogers Communications,
                           9.125% due 1/15/06                                                  23,125
            35,000    Rogers Communications,
                           8.875% due 7/15/07                                                  32,025
            25,000    Royal Caribbean Cruises,
                           7.50% due 10/15/27                                                  19,054
            10,000    Senior Housing,
                           8.625% due 1/15/12                                                  10,350
            10,000    Service Corporation International,
                           6.30% due 3/15/20                                                    9,950
             5,000    ServiceMaster,
                           7.875% due 8/15/09                                                   5,217
            10,000    Station Casinos, Inc.,
                           9.75% due 4/15/07                                                   10,400
            10,000    Stewart Enterprises,
                           6.40% due 5/01/13                                                   10,025

CORPORATE BONDS-- 23.29%
$            5,000    Swift Energy Co.,
                           9.375% due 5/01/12                                                   4,738
            80,000    United Refining Co.,
                           10.75% due 6/15/07                                                  65,100
            50,000    Warner Chilcott, Inc.,
                           12.625% due 2/15/08                                                 57,375
            10,000    WCI Communities, Inc.,
                           10.625% due 2/15/11                                                 10,500
            20,000    Williams Communications Group, Inc.,
                           10.875% due 10/01/09                                                 1,750
            10,000    Winn-Dixie Stores, Inc.,
                           8.875% due 4/01/08                                                  10,050
            50,000    Wiser Oil Co.,
                           9.50% due 5/15/07                                                   41,250

TOTAL CORPORATE BONDS                                                                         883,809
 (Cost $938,460)

CONVERTIBLE CORPORATE BONDS -- 2.74% 10,000 Adaptec, Inc.,
                           4.75% due 2/01/04                                                    9,663
            35,000    Conexant Systems, Inc.,
                           4.00% due 2/01/07                                                   15,706
           175,000    HMT Technology Corp.,
                           5.75% due 1/15/04                                                   15,750
            90,000    Intervac, Inc.,
                           6.50% due 3/01/04                                                   63,000

TOTAL CONVERTIBLE CORPORATE BONDS                                                             104,119
(Cost $321,544)

TOTAL INVESTMENTS-- 91.93%                                                                  3,489,495
(Cost $3,866,284)

Other assets less liabilities-- 8.07%                                                         306,459

TOTAL NET ASSETS-- 100.00%                                                             $    3,795,954

The identified cost of investments owned at June 30, 2002, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal income tax purposes was $376,827, which is comprised of unrealized appreciation of $502,724 and unrealized depreciation of $879,551.

*Non-income producing security

See accompanying Notes to Financial Statements.

Intermediate Fixed Income

The first half of 2002 for the bond market proved to be "Jekyll and Hyde"
scenarios as fears about the rapid growth of domestic GDP in the first quarter gave way to concerns about economic and equity market weakness and corporate ethics in the second quarter. The bond market responded with a flight to quality in U.S. Treasuries, lower interest rates and reduced interest in lower-quality bonds. During the first quarter, the Intermediate Fixed Income Portfolio returned -0.30% (price change and reinvested distributions), nearly matching its benchmark, the Lehman Brothers Aggregate Bond Index* return of 0.09%. However, it lagged in the second quarter with a low, positive return as its non-Treasury holdings faltered after two years of strong results.

The Portfolio began the year with a 35% position in government and agency securities with the key, remaining positions in corporate bonds (32%) and mortgages (26%). The key pillars of our investment strategy were that corporate balance sheets were on the mend, the Federal Reserve was on hold, GDP growth would be moderate for the overall year with low inflation and mortgage valuations were rich. By the end of the first quarter, and in line with these themes, we had bolstered corporate bonds to 39% and reduced Treasuries to 28%
while keeping mortgages underweighted at 26%. These changes kept the Portfolio's return in line with the market.

However, the second quarter turned quite different as Tyco and WorldCom exemplified the newest version of the crises of corporate ethics and profitability. Suddenly, doubts about growth, accounting, the dollar, and international issues took center stage. The flight to quality and safety led to increased demand for U.S. Treasuries. Non-Treasuries, such as the Portfolio's corporate bonds and mortgages, did not perform as well. Although the Portfolio's corporate bonds were judged to be strong credits, we scaled them back to 34% by quarter end and increased holdings in Treasuries and mortgages to 30% each.

We have again reviewed the credit quality and sustainability of the remaining holdings of corporate bonds and found them to be well positioned to survive these challenging and volatile times. They represent excellent value, but we will not be bolstering those positions by drawing down our Treasury positions for the moment. We would wait for a rally to commence and miss part of it rather than get back into non-Treasuries too early.

Standish Mellon Asset Management Company LLC

*Indices are unmanaged and not available for direct investment.

Total Return as of June 30, 2002
                                              Three           Six                                Since Commencement
                                              Months        Months          One Year              November 13, 1997

Intermediate Fixed Income                       2.51%         2.20%           5.56%                     5.66%

Schedule of Investments
June 30, 2002 (UNAUDITED)

INTERMEDIATE FIXED INCOME

 SHARES OR
FACE AMOUNT           COMPANY AND DESCRIPTION                                          MARKET VALUE

CONVERTIBLE PREFERRED STOCKS-- 0.23%
               225    Equity Office Prop                                               $       10,260
               100    GMAC                                                                      2,627

TOTAL CONVERTIBLE PREFERRED STOCKS                                                             12,887
(Cost $12,383)

CORPORATE BONDS-- 40.50%
$           15,000    Abbey National,
                           6.70% due 6/29/49                                                   15,610
            20,000    Abitibi, Inc.,
                           8.50% due 8/01/29                                                   18,874
             5,000    Abitibi, Inc.,
                           8.85% due 8/01/30                                                    4,903
            10,000    AES Corp.,
                           8.875% due 2/15/11                                                   6,250
             5,000    Albertsons, Inc.,
                           7.50% due 2/15/11                                                    5,462
            20,000    Allied Waste,
                           8.875% due 4/01/08                                                  19,700
             5,000    Amerada Hess Corp.,
                           5.90% due 8/15/06                                                    5,157
            10,000    Amerada Hess Corp.,
                           7.30% due 8/15/31                                                   10,175
             3,000    American Standard,
                           7.375% due 2/01/08                                                   3,105
            45,000    Americredit Auto,
                           4.41% due 11/12/08                                                  45,376
            12,000    Amerisourceberge,
                           8.125% due 9/01/08                                                  12,450
            13,000    Amvescap PLC,
                           6.60% due 5/15/05                                                   13,783
            25,000    AOL Time Warner, Inc.,
                           6.75% due 4/15/11                                                   23,044
            25,000    Aramark Services,
                           6.75% due 8/01/04                                                   25,759
            20,000    Aramark Services,
                           7.00% due 5/01/07                                                   20,435
            10,000    Archstone-Smith,
                           6.50% due 2/15/12                                                   10,081
            10,000    Avalon Community,
                           6.80% due 7/15/06                                                   10,461
            25,000    Bank One,
                           4.16% due 1/15/08                                                   25,255
            15,000    BB&T Corp.,
                           6.50% due 8/01/11                                                   15,719
            35,000    Beckman Coulter,
                           7.45% due 3/04/08                                                   37,835
             5,000    Bell South Corp.,
                           7.875% due 2/15/30                                                   5,618
             5,000    Bell South Corp.,
                           6.875% due 10/15/31                                                  4,971
            10,000    British Sky Broadcast,
                           8.20% due 7/15/09                                                    9,846
            10,000    Calwest Industrial,
                           6.127% due 2/15/17                                                  10,186
            35,000    Capital One Mast,
                           3.85% due 8/15/07                                                   35,344
            15,000    Carnival Corp.,
                           6.65% due 1/15/28                                                   13,035
             5,000    Carnival Cruise,
                           7.05% due 5/15/05                                                    5,263
             5,000    Carramerica Realty,
                           7.125% due 1/15/12                                                   5,214
            10,000    Caterpillar, Inc.,
                           4.69% due 4/25/05                                                   10,212
            25,000    Chase Manhattan Auto,
                           3.80% due 5/15/08                                                   25,026
             2,000    Chumash Casino,
                           9.00% due 7/15/10                                                    2,035
             5,000    CIT Group Holdings,
                           6.625% due 6/15/05                                                   4,723
             2,000    CIT Group Holdings,
                           7.375% due 4/02/07                                                   2,002
            25,000    Citibank Credit Card,
                           1.97% due 11/07/05                                                  25,013
            20,000    Citibank Credit Card,
                           4.10% due 12/07/06                                                  20,267
            10,000    Citibank Credit Card,
                           6.10% due 5/15/08                                                   10,628
            20,000    Citibank Credit Card,
                           5.65% due 6/16/08                                                   20,944
            25,000    Citigroup, Inc.,
                           6.75% due 12/01/05                                                  26,911
            13,000    C K Witco,
                           8.50% due 3/15/05                                                   13,505
             5,000    Clear Channel Communication,
                           7.875% due 6/15/05                                                   5,264
            10,000    Cleveland Electric,
                           7.67% due 7/01/04                                                   10,568
             5,000    Cleveland Electric,
                           7.43% due 11/01/09                                                   5,228
            25,000    Columbia HCA Health,
                           9.00% due 12/15/14                                                  29,350
            15,000    Comcast Cable,
                           6.75% due 1/30/11                                                   13,419
            15,000    Cominco Ltd.,
                           6.875% due 2/15/06                                                  15,418
            25,000    Conoco Funding Co.,
                           5.45% due 10/15/06                                                  25,635
            10,000    Coors Brewing Co.,
                           6.375% due 5/15/12                                                  10,309
            30,000    Cox Communications,
                           7.75% due 8/15/06                                                   29,908
             5,000    Cox Communications,
                           7.75% due 11/01/10                                                   4,763
            10,000    CRH America, Inc.,
                           6.95% due 3/15/12                                                   10,536
            25,000    CSC Holdings,
                           8.125% due 7/15/09                                                  20,688
            25,000    CSX Corp.,
                           7.25% due 5/01/04                                                   26,582
            25,000    Daimler Chrysler,
                           3.78% due 2/06/07                                                   25,074
            10,000    Dial Corp.,
                           7.00% due 8/15/06                                                   10,476
            25,000    Domtar, Inc.,
                           7.875% due 10/15/11                                                 27,174
            15,000    Donohue Forest,
                           7.625% due 5/15/07                                                  15,426
            15,000    DTE Energy Co.,
                           6.65% due 4/15/09                                                   15,655
            15,000    DTE Energy Corp.,
                           7.05% due 6/01/11                                                   15,899
            10,000    Duke-Weeks Realty,
                           6.875% due 3/15/05                                                  10,488
             5,000    Duke-Weeks Realty,
                           6.95% due 3/15/11                                                    5,216
            25,000    Edperbrascan Ltd.,
                           7.375% due 10/01/02                                                 25,210
             5,000    Enterprise Rent-A-Car,
                           8.25% due 5/01/05                                                    5,435
            15,000    Enterprise Rent-A-Car,
                           7.35% due 6/15/08                                                   16,169
             5,000    Emerson Electric Co.,
                           7.875% due 6/01/05                                                   5,510
            25,000    First Union,
                           7.55% due 8/18/05                                                   27,375
             5,000    Firststar Bank,
                           7.125% due 12/01/09                                                  5,469
            15,000    Fleet Boston Financial,
                           7.25% due 9/15/05                                                   16,324
             5,000    Fleet Boston Financial,
                           4.875% due 12/01/06                                                  5,022
            10,000    Fleet Boston Financial,
                           6.50% due 3/15/08                                                   10,499
            15,000    Fleet Boston Financial,
                           5.75% due 1/15/09                                                   15,346
            30,000    Fleet Credit Card,
                           3.86% due 3/15/07                                                   30,299
            75,000    Ford Motor Credit,
                           6.62% due 7/15/04                                                   76,840
            30,000    Ford Motor Credit,
                           6.875% due 2/01/06                                                  30,716
             5,000    Fred Meyer, Inc.,
                           7.375% due 3/01/05                                                   5,367
            40,000    GE Capital Corp.,
                           6.00% due 6/15/12                                                   39,884
            10,000    Gecc-Heller,
                           6.375% due 3/15/06                                                  10,577
            15,000    General Motors,
                           7.75% due 3/15/36                                                    4,836
            25,000    GMAC,
                           6.875% due 9/15/11                                                  24,862
            15,000    GS Escrow Corp.,
                           7.00% due 8/01/03                                                   15,565
            30,000    GS Escrow Corp.,
                           7.125% due 8/01/05                                                  32,062
            10,000    Harrah's Operating,
                           7.125% due 6/01/07                                                  10,526
            15,000    HCA Healthcare,
                           8.75% due 9/01/10                                                   16,952
             5,000    HCA Healthcare,
                           7.875% due 2/01/11                                                   5,393
            15,000    Healthsouth Rehab,
                           7.625% due 6/01/12                                                  14,885
             5,000    Hilton Hotels Corp.,
                           7.00% due 7/15/04                                                    5,061
            10,000    Host Marriott,
                           8.375% due 2/15/06                                                   9,850
            10,000    Household Finance Co.,
                           8.00% due 5/09/05                                                   10,779
            15,000    Household Finance Co.,
                           7.00% due 5/15/12                                                   14,941
            10,000    Inco Limited,
                           7.75% due 5/15/12                                                   10,343
            20,000    International Flavor & Fragrance,
                           6.45% due 5/15/06                                                   20,825
            10,000    International Lease Finance,
                           5.625% due 6/01/07                                                  10,149
            10,000    Jeffries Group,
                           7.75% due 3/15/12                                                   10,124
            20,000    KPN,
                           8.375% due 10/01/30                                                 19,336
             5,000    Kroger Co.,
                           7.625% due 9/15/06                                                   5,445
             5,000    L-3 Comm Corp.,
                           7.625% due 6/15/12                                                   5,037
            10,000    Lear Corp.,
                           7.96% due 5/15/05                                                   10,317
            10,000    Lehman Brothers,
                           6.625% due 4/01/04                                                  10,494
            10,000    Liberty Media,
                           8.25% due 2/01/30                                                    9,344
            30,000    MBNA Credit Card,
                           6.55% due 12/15/08                                                  31,418
            10,000    Merrill Lynch & Co.,
                           5.35% due 6/15/04                                                   10,294
            20,000    Mohegan Tribal Gaming,
                           8.375% due 7/01/11                                                  20,525
            10,000    Mohegan Tribal Gaming,
                           8.00% due 4/01/12                                                   10,087
            25,000    Morgan Stanley Dean Witter Capital,
                           5.80% due 4/01/07                                                   25,666
            23,595    Morgan Stanley Dean Witter Capital,
                           4.57% due 12/18/32                                                  23,912
            15,000    National City Corp.,
                           6.875% due 5/15/19                                                  15,391
             5,000    News America, Inc.,
                           7.30% due 4/30/28                                                    4,473
            10,000    News America, Inc.,
                           7.625% due 11/30/28                                                  9,286
            25,000    News America, Inc.,
                           7.75% due 12/01/45                                                  23,403
            20,000    Niagra Mohawk Power,
                           7.75% due 10/01/08                                                  22,480
            25,000    Nisource, Inc.,
                           7.625% due 11/15/05                                                 25,166
             7,000    Nissan Auto Rec Owner,
                           3.58% due 9/15/05                                                    7,082
             5,000    Nissan Auto Rec Owner,
                           4.28% due 10/16/06                                                   5,082
            10,000    Norfolk Southern Corp.,
                           8.375% due 5/15/05                                                  11,094
             5,000    Norfolk Southern Corp.,
                           7.35% due 5/15/07                                                    5,501
            10,000    Northrop Gruman,
                           7.00% due 3/01/06                                                   10,632
            10,000    Northrop Gruman,
                           7.75% due 2/15/31                                                   10,940
            10,000    NVR, Inc.,
                           8.00% due 6/01/05                                                   10,200
            10,000    Occidental Petroleum,
                           8.45% due 2/15/29                                                   11,744
            20,000    Panamsat Corp.,
                           6.00% due 1/15/03                                                   19,800
            10,000    Park Place Entertainment,
                           7.50% due 9/01/09                                                    9,873
            15,000    Pinnacle Partners,
                           8.83% due 8/15/04                                                   15,239
             5,000    Pulte Corp.,
                           7.00% due 12/15/03                                                   5,150
            10,000    Pulte Corp.,
                           7.30% due 10/24/05                                                  10,405
            10,000    Pulte Homes, Inc.,
                           7.875% due 8/01/11                                                  10,548
             5,000    Quest Diagnostic,
                           6.75% due 7/12/06                                                    5,241
             5,000    Quest Diagnostic,
                           7.50% due 7/12/11                                                    5,442
            35,000    Raytheon Co.,
                           8.20% due 3/01/06                                                   38,626
            20,000    Republic Services, Inc.,
                           6.75% due 8/15/11                                                   20,635
            25,000    Royal Bank of Scotland,
                           7.816% due 12/31/05                                                 27,245
            20,000    Royal Caribbean Cruises,
                           8.75% due 2/02/11                                                   18,832
             5,000    Royal Caribbean Cruises,
                           7.50% due 10/15/27                                                   3,811
            15,000    St. George Bank,
                           7.15% due 6/18/07                                                   16,057
            10,000    Spieker Properties,
                           6.80% due 5/01/04                                                   10,428
            15,000    TCI  Communications,
                           6.875% due 2/15/06                                                  14,454
            13,000    Tenet Healthcare,
                           6.00% due 12/01/05                                                  12,968
            10,000    Time Warner, Inc.,
                           8.11% due 8/15/06                                                   10,574
             5,000    Tricon Global,
                           7.45% due 5/15/05                                                    5,100
             5,000    Tricon Global,
                           7.65% due 5/15/08                                                    5,075
            10,000    Union Planters,
                           6.25% due 11/01/03                                                  10,374
            20,000    United Mexican State,
                           8.375% due 1/14/11                                                  20,800
            10,000    Univision Communications,
                           7.85% due 7/15/11                                                   10,429
            25,000    U.S. Bancorp,
                           6.00% due 5/15/04                                                   26,063
            10,000    Valero Energy Corp.,
                           6.125% due 4/15/07                                                  10,338
             5,000    Valero Energy Corp.,
                           7.50% due 4/15/32                                                    5,032
            25,000    Viacom, Inc.,
                           7.70% due 7/30/10                                                   27,377
            10,000    Waste Management,
                           7.375% due 8/01/10                                                  10,399
             5,000    Waste Management,
                           7.375% due 5/15/29                                                   4,874
            25,000    Wells Fargo & Co.,
                           5.125% due 2/15/07                                                  25,320
             5,000    Westvaco Corp.,
                           8.40% due 6/01/07                                                    5,606
             5,000    Westvaco Corp.,
                           8.20% due 1/15/30                                                    5,625
            25,000    Weyerhauser Co.,
                           6.75% due 3/15/12                                                   25,934
            35,000    WMX Technologies,
                           7.00% due 10/15/06                                                  36,374

TOTAL CORPORATE BONDS                                                                       2,300,845
(Cost $2,268,599)

U.S. GOVERNMENT SECURITIES-- 23.96%
                      U.S. Treasury Bonds
           490,000         6.25% due 5/15/30                                                  530,942
             5,000         5.375% due 2/15/31                                                   4,898
                      U.S. Treasury Notes
           285,000         2.75% due 9/30/03                                                  286,869
            85,000         3.25% due 5/31/04                                                   85,677
           415,000         6.75% due 5/15/05                                                  453,063

TOTAL U.S. GOVERNMENT SECURITIES                                                            1,361,449
(Cost $1,342,358)

U.S. GOVERNMENT SPONSORED-- 25.46%
                      Federal National Mortgage Assn.
           250,000         1.68% due 7/15/02                                                  249,837
            50,000         1.715% due 9/11/02                                                  49,829
            31,756         6.50% due 4/01/29                                                   32,431
            17,096         6.50% due 6/01/29                                                   17,460
            36,797         6.50% due 8/01/29                                                   37,579
            34,266         7.00% due 3/01/30                                                   35,487
             7,978         7.50% due 5/01/30                                                    8,379
             8,537         8.00% due 10/01/30                                                   9,068
            46,321         6.00% due 6/01/31                                                   46,205
            68,558         6.50% due 6/01/31                                                   69,886
            23,398         6.50% due 7/01/31                                                   23,851
            23,742         7.00% due 7/01/31                                                   24,587
           167,486         7.00% due 10/01/31                                                 173,452
            22,457         7.00% due 11/01/31                                                  23,256
           224,593         6.50% due 3/01/32                                                  229,372
            75,000         6.50% due 8/01/32                                                   76,125
           325,000         6.00% due 8/01/32                                                  322,969
                      Government National Mortgage Assn.
            15,104         9.00% due 12/15/17                                                  16,676

TOTAL U.S. GOVERNMENT SPONSORED                                                             1,446,449
(Cost $1,429,831)

MORTGAGE-BACKED BONDS-- 0.28%
            15,000    CS First Mortgage,
                           6.238% due 2/15/34                                                  15,813
(Cost $15,637)

FOREIGN GOVERNMENT SPONSORED-- 1.35%
            12,000    British Telecom,
                           7.875% due 12/15/05                                                 12,869
            30,000    Mexican U.S.,
                           8.30% due 8/15/31                                                   29,414
            10,000    Petronas,
                           7.875% due 5/22/22                                                   9,964
             9,800    Republic of Poland,
                           6.00% due 10/27/14                                                   9,890
            15,000    Tunisia,
                           7.375% due 4/25/12                                                  14,512

TOTAL FOREIGN
GOVERNMENT SPONSORED                                                                           76,649
(Cost $77,649)

COLLATERALIZED MORTGAGE OBLIGATIONS-- 5.86%
            12,394    Bear Stearns Mortgage,
                           6.75% due 4/30/30                                                   12,778
            50,000    Carat,
                           1.93% due 3/15/04                                                   50,023
            10,000    Citibank Credit Card,
                           7.45% due 9/15/07                                                   10,759
            25,192    DLJ Commercial Mortgage,
                           5.88% due 11/12/31                                                  26,185
             8,000    Ford Credit Auto,
                           4.31% due 6/15/05                                                    8,171
            15,000    Ford Credit Auto,
                           4.36% due 9/15/06                                                   15,268
            14,638    Lbubs Commercial Mortgage Trust,
                           5.401% due 3/15/26                                                  15,126
            25,000    MBNA Credit Card,
                           3.90% due 11/15/07                                                  25,044
            20,000    Morgan Stanley Dean Witter Capital,
                           6.55% due 3/15/30                                                   21,441
            25,000    Morgan Stanley Dean Witter Capital,
                           6.54% due 2/01/31                                                   26,696
            15,000    National City Corp.,
                           4.83% due 8/15/19                                                   15,380
            50,000    Permanent Fin,
                           4.20% due 6/10/05                                                   50,000
            20,749    Premier Auto Trust,
                           6.43% due 3/08/04                                                   21,145
            35,000    Residential Funding,
                           1.97% due 1/25/22                                                   35,000

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                                          333,016
(Cost $331,267)

REPURCHASE AGREEMENT-- 7.13%
           405,000    State Street Bank and Trust Co.,
                           0.65% due 7/01/02
                           (Collateralized by U.S.
                           Treasury Notes, 7.00%
                           due 7/15/06 with a
                           market value of $413,210)                                          405,000
(Cost $405,000)

TOTAL INVESTMENTS-- 104.77%                                                                 5,952,108
(Cost $5,882,724)

Other assets less liabilities-- (4.77%)                                                      (271,018)

TOTAL NET ASSETS-- 100.00%                                                             $    5,681,090

The identified cost of investments owned at June 30, 2002, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $69,331, which is comprised of unrealized appreciation of $93,630 and unrealized depreciation of $24,299.

See accompanying Notes to Financial Statements.

Global Fixed Income

The global economic expansion is intact and some economies, like Canada,
Australia and Southeast Asia, are actually growing quite strongly. But with equity markets still reeling from an overinvestment binge and concerns over accounting irregularities becoming more pervasive, positive economic developments in the U.S. and abroad have largely been overlooked.

With equity returns down substantially this year, the market is beginning to fear that the global economy is at risk once again. Risk aversion has risen dramatically. Riskier asset classes, such as emerging markets and high yield bonds, have been hardest hit by the renewed uncertainty and this time, the U.S.
dollar is beginning to crack under pressure.

The Global Fixed Income Portfolio has a below-benchmark duration, with most of the underweight coming from our underweight position in Japan. Over the last few months, we have gradually reduced our U.S. overweight in favor of Europe. While our duration call in the U.S. has been a bit early, European bond yields have generally followed the U.S., albeit with a lag. Both have substantially outperformed Japan this year.

We have continued to favor corporate credit relative to government bonds in the
Portfolio. As the global recovery unfolds and corporations begin to reap the benefits of significant cost reductions, we felt corporate bond valuations looked very attractive. While we selectively reduced exposure as spreads became more fairly valued, we did not reduce enough of the credit exposure in the
Portfolio. Unfortunately, our remaining position has been impacted by the recent equity market debacle.

Our currency plays have added significant value this year. The Portfolio's large bet against the overvaluation of the U.S. dollar, relative to the commodity currencies and the Euro, has worked well. However, given the speed and extent of the U.S. dollar's descent, we have started to reduce the size of the bet.

We continue to believe the global economy is on the road to recovery. Real interest rates are highly stimulative, fiscal policy has expanded rapidly and the Federal Reserve is willing to underwrite growth, even if it comes at the expense of higher inflation. Once equity markets stabilize, interest rates will start to factor in the impact of the highly expansionary policies currently being pursued.

Standish Mellon Asset Management Company LLC

*Index is unmanaged and not available for direct investment.

Fund Diversification
                                                              % of Total
Basic Materials                                                   1.40%
Capital Goods                                                     1.57%
Consumer Cyclical                                                 2.35%
Consumer Staples                                                  6.64%
Energy                                                            1.20%
Financial                                                         5.50%
Healthcare                                                        0.36%
Miscellaneous                                                     1.48%
Technology                                                       10.91%
Transportation & Services                                     0.52%
Utilities                                                         3.30%
Convertible Corporate Bonds                                       0.03%
Government Bonds                                                 38.86%
U.S. Government Securities                                       15.55%
U.S. Government Sponsored                                         5.62%
Convertible Preferred Stocks                                      0.48%
Call Options Purchased                                            0.02%
Put Options Purchased                                             0.46%
Cash & Equivalents                                            3.75%

As of June 30, 2002, schedule of investments. Subject to change.

Total Return as of June 30, 2002
                                              Three           Six                                Since Commencement
                                              Months        Months          One Year              November 13, 1997

Global Fixed Income                             2.65%         2.31%           4.40%                     5.33%

Schedule of Investments
June 30, 2002 (UNAUDITED)

Global Fixed Income

 FACE
AMOUNT*               DESCRIPTION                                                      MARKET VALUE

CORPORATE BONDS-- 35.23%
CAYMAN ISLANDS-- 0.67%
$           30,000    MBNA America,
                           4.375% due 8/19/04                                          $       29,736
            15,000    Philip Morris,
                           5.625% due 6/24/08                                                  15,004
                                                                                               44,740
DENMARK-- 2.04%
            20,000    Bayer,
                           5.375% due 4/10/07                                                  19,998
           919,730    Denmark Realkredit,
                           5.00% due 10/01/19                                                 116,795
               641    Denmark Realkredit,
                           8.00% due 10/01/26                                                      91
                                                                                              136,884
FINLAND -- 0.53%
            35,000    UPM-Kymmene Corp.,
                           6.125% due 1/23/12                                                  35,222

JAPAN -- 10.16%
         7,000,000    Development Bank of Japan,
                           1.75% due 6/21/10                                                   61,491
        19,000,000    GE Financial,
                           1.60% due 6/20/11                                                  154,782
        10,000,000    McDonald's Corp.,
                           2.00% due 3/09/10                                                   88,176
         7,000,000    Pfizer,
                           0.80% due 3/18/08                                                   59,212
        36,000,000    Procter & Gamble,
                           2.00% due 6/21/10                                                  316,801
                                                                                              680,462
LUXEMBOURG-- 0.78%
            20,000    Sogerim,
                           0.00% due 4/20/11                                                   20,352
            20,000    Tyco International Group,
                           6.125% due 4/04/07                                                  14,473
            25,000    Tyco International Group,
                           5.50% due 11/19/08                                                  17,601
                                                                                               52,426
MYANMAR-- 0.22%
            15,000    Petronas,
                           7.875% due 5/22/22                                                  14,946

MEXICO -- 0.45%
           140,000    Mexican Bonos,
                           10.50% due 7/14/11                                                  14,328
            15,000    Petro Mexicano,
                           8.85% due 9/15/07                                                   16,042
                                                                                               30,370
NETHERLANDS-- 1.23%
            15,000    Ahold Finance,
                           6.375% due 6/08/05                                                  15,366
            20,000    Honeywell,
                           5.25% due 12/20/06                                                  19,723
            15,000    KPN,
                           4.75% due 11/05/08                                                  13,028
            20,000    Telefonica Europe,
                           6.125% due 9/21/05                                                  20,481
            15,000    TPSA Eurofinance,
                           6.625% due 3/01/06                                                  13,796
                                                                                               82,394
NIGERIA -- 0.45%
            15,000    Daimler Chrysler,
                           6.125% due 3/21/06                                                  15,216
            15,000    Fosters Finance,
                           5.75% due 3/17/05                                                   15,159
                                                                                               30,375
SWEDEN-- 0.77%
            50,000    Nordbanken,
                           6.00% due 12/13/10                                                  51,218

UNITED KINGDOM-- 3.16%
            15,000    Bank of Ireland,
                           99.862% due 12/29/49                                                16,052
            15,000    Coca-Cola Corp.,
                           5.25% due 6/27/06                                                   14,919
            10,000    Halifax,
                           6.375% due 4/03/08                                                  15,968
            40,000    Halifax/HBOS,
                           6.05% due 11/23/49                                                  39,549
            20,000    Lloyds Bank,
                           6.625% due 7/15/10                                                  31,753
            25,000    National Westminster,
                           6.625% due 10/29/49                                                 25,958
            15,000    NGG Finance,
                           99.71% due 8/23/06                                                  14,859
            10,000    Royal Bank of Scotland,
                           7.375% due 8/31/10                                                  16,617
            10,000    Sainsbury,
                           5.625% due 7/11/08                                                  10,065
            10,000    Telstra Corp.,
                           6.375% due 6/29/11                                                  10,294
            15,000    Texas Utilities,
                           7.00% due 11/30/05                                                  15,513
                                                                                              211,547
UNITED STATES -- 14.77%
            15,000    Abitibi, Inc.,
                           8.30% due 8/01/05                                                   15,644
            15,000    Allied Waste,
                           7.375% due 1/01/04                                                  14,625
            30,000    Amerada Hess Corp.,
                           5.90% due 8/15/06                                                   30,941
            10,000    American Standard,
                           7.375% due 2/01/08                                                  10,350
            20,000    AOL Time Warner,
                           6.875% due 5/01/12                                                  18,477
            25,000    Aramark Services,
                           6.75% due 8/01/04                                                   25,758
            35,000    Beckman Coulter, Inc.,
                           7.10% due 3/04/03                                                   35,766
            15,000    British Sky Broadcast,
                           8.20% due 7/15/09                                                   14,768
            25,000    Carnival Corp.,
                           6.15% due 4/15/08                                                   25,006
            35,000    Cleveland Electric,
                           7.67% due 7/01/04                                                   36,990
            15,000    Comcast Cable,
                           6.75% due 1/30/11                                                   13,419
            30,000    Cox Communications,
                           7.75% due 8/15/06                                                   29,908
            25,000    Cox Communications,
                           7.75% due 11/01/10                                                  23,814
            15,000    C K Witco,
                           8.50% due 3/15/05                                                   15,583
            10,000    CSC Holdings,
                           7.875% due 12/15/07                                                  8,381
             5,000    CSC Holdings,
                           7.625% due 4/01/11                                                   4,029
            10,000    Dominican Republic,
                           9.50% due 9/27/06                                                   10,575
            14,000    Domtar, Inc.,
                           7.875% due 10/15/11                                                 15,217
            20,000    Edperbrascan Corp.,
                           7.125% due 12/16/03                                                 20,501
            20,000    El Paso Corp.,
                           5.75% due 3/14/06                                                   18,560
             5,000    Enterprise Rent-A-Car,
                           8.25% due 5/01/05                                                    5,434
            25,000    Enterprise Rent-A-Car,
                           7.35% due 6/15/08                                                   26,949
            10,000    Ford Motor Credit Co.,
                           6.00% due 2/14/05                                                    9,920
            20,000    Gillette,
                           5.25% due 12/30/02                                                  19,935
            15,000    GMAC,
                           6.00% due 10/16/06                                                  15,002
            15,000    GS Escrow Corp.,
                           7.00% due 8/01/03                                                   15,565
            20,000    GS Escrow Corp.,
                           7.125% due 8/01/05                                                  21,374
            20,000    Harrah's Operating,
                           7.125% due 6/01/07                                                  21,052
            20,000    Healthsouth Rehab,
                           7.625% due 6/01/12                                                  19,846
            10,000    Inco Limited,
                           7.75% due 5/15/12                                                   10,343
            30,000    International Lease Finance,
                           4.125% due 7/12/04                                                  29,388
            20,000    Kroger Co.,
                           6.80% due 4/01/11                                                   20,846
            15,000    Lear Corp.,
                           8.125% due 4/01/08                                                  14,738
             5,000    L-3 Comm Corp.,
                           7.625% due 6/15/12                                                   5,037
            30,000    Mohegan Tribal Gaming,
                           8.375% due 7/01/11                                                  30,787
            35,000    Morgan Stanley,
                           5.75% due 4/01/09                                                   34,340
            11,341    Niagra Mohawk Power,
                           7.375% due 7/01/03                                                  11,839
            25,000    Niagra Mohawk Power,
                           7.75% due 10/01/08                                                  28,100
            20,000    Northrop Grumman Corp.,
                           7.00% due 3/01/06                                                   21,266
            20,000    Parker-Hannifan,
                           6.25% due 11/21/05                                                  20,281
            25,000    Pinnacle Partners,
                           8.83% due 8/15/04                                                   25,398
            15,000    Pulte Corp.,
                           7.00% due 12/15/03                                                  15,451
            25,000    Raytheon Co.,
                           6.50% due 7/15/05                                                   26,238
             5,000    Republic Services, Inc.,
                           6.75% due 8/15/11                                                    5,159
            25,000    Royal Caribbean Cruise,
                           8.25% due 4/01/05                                                   23,767
            15,000    TCI Communications,
                           6.875% due 2/15/06                                                  14,454
             5,000    Tenet Healthcare Corp.,
                           6.00% due 12/01/05                                                   4,987
            15,000    Tricon Global Restaurants,
                           8.875% due 4/15/11                                                  15,975
            20,000    Valero Energy Corp.,
                           6.875% due 4/15/12                                                  20,588
            65,000    WMX Technologies,
                           6.375% due 12/01/03                                                 66,515
                                                                                              988,886

TOTAL CORPORATE BONDS                                                                       2,359,470
(Cost $2,295,282)

CONVERTIBLE CORPORATE BONDS-- 0.03%
             5,000    Royal Caribbean Cruise,
                           0.00% due 5/18/21                                                    2,013
(Cost $2,184)

GOVERNMENT BONDS-- 38.86%
CANADA-- 2.14%
        17,000,000    Quebec Province of Canada,
                           1.60% due 5/09/13                                                  143,357

DENMARK -- 0.15%
            10,000    Bundesobl Republic,
                           4.50% due 7/04/09                                                    9,729

FRANCE -- 1.43%
            95,000    French Govt.,
                           5.00% due 1/12/06                                                   95,557

GERMANY-- 30.02%
           350,000    Bundesobl,
                           5.00% due 8/19/05                                                  353,134
           455,000    Bundesobl,
                           4.00% due 2/16/07                                                  441,216
           245,000    Deutschland Republic,
                           7.50% due 11/11/04                                                 260,481
           135,000    Deutschland Republic,
                           4.125% due 7/04/08                                                 129,866
            85,000    Deutschland Republic,
                           5.25% due 7/04/10                                                   86,063
           200,000    Deutschland Republic,
                           5.25% due 1/04/11                                                  202,575
             5,000    Deutschland Republic,
                           5.00% due 7/04/11                                                    4,986
           185,000    Deutschland Republic,
                           4.75% due 7/04/28                                                  168,629
           215,000    Deutschland Republic,
                           6.25% due 1/04/30                                                  241,889
            10,000    Kamps,
                           8.50% due 2/15/09                                                   10,622
           105,000    Treuhandanstalt,
                           7.50% due 9/09/04                                                  111,185
                                                                                            2,010,646
ITALY -- 2.76%
            25,000    Italy Govt.,
                           4.75% due 7/01/05                                                   25,084
            15,000    Italy Govt.,
                           7.75% due 11/01/06                                                  16,705
           145,000    Italy Govt.,
                           4.50% due 3/01/07                                                  143,120
                                                                                              184,909
NETHERLAND-- 0.92%
            60,000    Netherland Govt.,
                           5.50% due 7/15/10                                                   61,580

SINGAPORE-- 1.15%
           120,000    Singapore Govt.,
                           5.625% due 7/01/08                                                  76,972

TUNISIA -- 0.29%
            20,000    Banque Cent de Tunisie,
                           7.375% due 4/25/12                                                  19,350

TOTAL GOVERNMENT BONDS                                                                      2,602,100
(Cost $2,366,020)

U.S. GOVERNMENT SECURITIES-- 15.55%
                      U.S. Treasury Bonds
$          145,000         6.25% due 5/15/30                                                  157,115
            90,000         5.375% due 2/15/31                                                  88,158
                      U.S. Treasury Notes
            43,000         5.375% due 6/30/03                                                  44,460
           215,000         2.75% due 9/30/03                                                  216,410
            50,000         3.00% due 11/30/03                                                  50,413
           135,000         3.00% due 1/31/04                                                  135,923
           318,000         4.625% due 5/15/06                                                 327,639
            20,000         5.75% due 8/15/10                                                   21,400

TOTAL U.S. GOVERNMENT SECURITIES                                                            1,041,518
(Cost $1,021,520)

U.S. GOVERNMENT SPONSORED-- 5.62%
                      Federal Home Loan Mortgage Corp.
           215,000         6.875% due 1/15/05                                                 233,262
                      Federal National Mortgage Assn.
            25,000         1.70% due 9/11/02                                                   24,914
            50,000         1.71% due 9/11/02                                                   49,829
            25,000         1.715% due 9/11/02                                                  24,914
            40,000         6.625% due 11/15/10                                                 43,603

TOTAL U.S. GOVERNMENT SPONSORED                                                               376,522
(Cost $346,458)

SHARES                COMPANYY                                                         MARKET VALUE

CONVERTIBLE PREFERRED STOCKS-- 0.48%
             1,000    California Fed                                                           26,110
                60    Ford Capital Trust                                                        3,375
               100    GMAC                                                                      2,627

TOTAL CONVERTIBLE PREFERRED STOCKS                                                             32,112
(Cost $31,375)

SHARES                EXPIRATION DATE/EXERCISE PRICE                                   MARKET VALUE

CALL OPTIONS PURCHASED-- 0.02%
                      Japanese Yen
           180,000         Aug 02 / 138.000                                                        18
           130,000         Mar 03 / .015                                                          240
           130,000         May 04 / 130.000                                                     1,157
                      United States Dollar
            60,000         Oct 02 / 107.953                                                       113

TOTAL CALL OPTIONS PURCHASED                                                                    1,528
(Cost $9,258)

PUT OPTIONS PURCHASED-- 0.46%
                           United States Dollar
           130,000         Jul 02 / 98.000                                                      2,522
            70,000         Sep 02 / .952                                                        3,087
           130,000         Oct 02 / .478                                                        4,080
           130,000         Oct 02 / .920                                                        9,222
           190,000         Dec 02 / .565                                                        3,918
           125,000         Mar 03 / .523                                                        7,966

TOTAL PUT OPTIONS PURCHASED                                                                    30,795
(Cost $14,105)

 FACE
AMOUNT                DESCRIPTION                                                      MARKET VALUE

REPURCHASE AGREEMENT-- 4.45%
$ 298,000             State Street Bank and Trust Co.,
                           0.65% due 7/01/02
                           (Collateralized by U.S.
                           Treasury Bills, 5.50%
                           due 8/15/28 with a
                           market value of $308,320)                                          298,000
(Cost $298,000)

TOTAL INVESTMENTS-- 100.70%                                                                 6,744,058
(Cost $6,384,202)

Other assets less liabilities-- (0.70%)                                                       (47,065)

TOTAL NET ASSETS-- 100.00%                                                             $    6,696,993

The identified cost of investments owned at June 30, 2002, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $359,831, which is comprised of unrealized appreciation of $397,909 and unrealized depreciation of $38,078.

*Face amount is reflected in local currency while market value is reflected in U.S. Dollars.

See accompanying Notes to Financial Statements.

Money Market

The first quarter was a period of transition for the fixed income markets. Much of the economic data released indicated that the economy had begun to recover from the economic downturn. The Federal Reserve left monetary policy unchanged, but did alter their official bias on the risk of the economy from weakness to neutrality at the March Federal Open Market Committee meeting.

During the second quarter, interest rates declined sharply in response to weak economic data. The Federal Reserve again left monetary policy unchanged during the second quarter given that the recovery had been less robust than expected.
Middle East tensions helped further support declining interest rates.

Throughout the first half of the year, consumer spending had been holding up, but corporate profitability was generally disappointing. Weak corporate profits, a sluggish economic recovery and inappropriate accounting practices all con-
tributed to the precipitous drop in equity prices. This, in turn, soured consumer sentiment from stronger first quarter levels. Nonetheless, low interest rates and the strong housing sector have provided underlying support for the economy. Second quarter GDP is expected to have expanded by 3.0% to 3.5%.

The short-to-intermediate portion of the U.S. Treasury yield curve flattened over the first half of the year with the three-month Treasury bill falling 2 basis points, while two-year and five-year bond yields fell 20 and 30 basis points, respectively. This is due to disappointing economic growth within a benign inflationary environment.

Inflation is expected to grow at 1.50% to 1.75% into 2003. Given current economic conditions, the Federal Reserve is not expected to keep the Federal
Funds rate, currently at 1.75%, unchanged into 2003.

Standish Mellon Asset Management Company LLC

An investment in this Portfolio is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the
Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Total Return as of June 30, 2002
                                              Three           Six                                Since Commencement
                                              Months        Months          One Year              November 13, 1997

Money Market                                   0.34%          0.72%           2.18%                 4.46%

Schedule of Investments
June 30, 2002 (UNAUDITED)

Money Market

 FACE
AMOUNT                DESCRIPTION                                                      MARKET VALUE

U.S. GOVERNMENT SPONSORED-- 99.89%
FEDERAL FARM CREDIT
CORPORATION DISCOUNT NOTES
$          136,000    1.87% due 7/01/02                                                $      136,000
            23,000    1.80% due 7/10/02                                                        22,990
            50,000    1.71% due 7/24/02                                                        49,945
           100,000    5.64% due 8/19/02                                                       100,479
            29,000    1.80% due 8/23/02                                                        28,923
           100,000    1.72% due 9/03/02                                                        99,694

FEDERAL HOME LOAN BANK
DISCOUNT NOTES
           250,000    1.84% due 7/03/02                                                       249,885
            70,000    6.00% due 8/15/02                                                        70,352
            50,000    6.75% due 8/15/02                                                        50,293
           250,000    1.80% due 3/12/03                                                       249,955

FEDERAL HOME LOAN MORTGAGE
CORPORATION DISCOUNT NOTES
           300,000    1.90% due 7/24/02                                                       299,636
           139,000    1.78% due 8/15/02                                                       138,691
            50,000    1.95% due 8/15/02                                                        49,878
           252,000    1.75% due 8/26/02                                                       251,314
           200,000    1.75% due 8/28/02                                                       199,436
            40,000    1.95% due 12/04/02                                                       39,662

FEDERAL NATIONAL MORTGAGE
ASSOCIATION DISCOUNT NOTES
            50,000    6.23% due 7/18/02                                                        50,100
           250,000    1.75% due 7/31/02                                                       249,636
           250,000    1.75% due 8/14/02                                                       249,465
            64,000    1.80% due 8/28/02                                                        63,814
           100,000    6.375% due 10/15/02                                                     101,131

STUDENT LOAN MARKETING
ASSOCIATION DISCOUNT NOTES
           300,000    1.82% due 2/07/03                                                       296,648

INTERNATIONAL BANK DISCOUNT NOTES
           100,000    1.80% due 7/09/02                                                        99,960
            80,000    1.80% due 8/22/02                                                        79,792

TOTAL U.S. GOVERNMENT SPONSORED                                                             3,227,679
(Cost $3,227,679)

TOTAL INVESTMENTS-- 99.89%                                                                  3,227,679
(Cost $3,227,679)

Other assets less liabilities-- 0.11%                                                           3,680

TOTAL NET ASSETS-- 100.00%                                                             $    3,231,359

The identified cost of investments owned at June 30, 2002, was the same for financial statement and federal income tax purposes.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2002 (UNAUDITED)
                                                                                    Large Cap         Large Cap        Mid Cap
                                                                                      Value            Growth          Equity
ASSETS:
   Investments (including repurchase agreement),
      at cost                                                                   $    3,028,037   $    4,030,574    $    3,358,803

   Investments, at value                                                        $    3,569,478   $    3,876,545    $    3,688,660
   Cash                                                                                100,441               --             1,139
   Cash denominated in foreign currencies
      (cost $3,837)                                                                         --               --                --
   Dividends receivable                                                                  3,078            2,748             3,723
   Interest receivable                                                                      --               11                 4
   Unrealized appreciation on forward
      currency contracts                                                                    --               --                --
   Receivables for investments sold                                                         --           28,807            36,854
   Variation margin receivable                                                              --               --                --
   Other receivables                                                                        --               --                --

             Total assets                                                            3,672,997        3,908,111         3,730,380

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                                           --           28,249                --
   Fees payable                                                                          2,730            2,675             2,573
   Options written                                                                          --               --                --
   Dividends payable
   Unrealized depreciation on forward
      currency contracts                                                                    --               --                --
   Other payable                                                                            --               --                --
   Payable for fund shares redeemed                                                         --               --                --
   Payable for investments purchased                                                        --               --            15,847
             Total liabilities                                                           2,730           30,924            18,420

NET ASSETS                                                                      $    3,670,267   $    3,877,187    $    3,711,960

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)                                  $    3,619,565   $    5,444,205    $    3,244,588
   Accumulated undistributed net investment
      income (loss)                                                                     13,677              651             3,585
   Accumulated net realized gain (loss) on
      sale of investments, foreign currency
      transactions, option contracts written
      and futures contracts                                                           (504,416)      (1,413,640)          133,930
   Net unrealized appreciation (depreciation)
      in value of investments, forward foreign
      currency contracts, option contracts written,
      futures contracts and translation of assets
      and liabilities in foreign currency                                              541,441         (154,029)          329,857

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                     $    3,670,267   $    3,877,187    $    3,711,960

Capital shares, $.001 par value:

   Authorized                                                                      500,000,000      500,000,000       500,000,000

   Outstanding                                                                         362,910          413,865           317,484

NET ASSET VALUE PER SHARE                                                       $        10.11   $         9.37    $        11.69

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2002 (UNAUDITED)
                                                                                    Small Cap          Growth
                                                                                     Equity         & Income      Balanced
ASSETS:
   Investments (including repurchase agreement),
      at cost                                                                   $    3,169,919   $    5,857,571    $    3,866,284

   Investments, at value                                                        $    3,233,357   $    5,973,909    $    3,489,495
   Cash                                                                                234,585          144,883           278,319
   Cash denominated in foreign currencies
      (cost $3,837)                                                                         --               --                --
   Dividends receivable                                                                    516            4,984             4,305
   Interest receivable                                                                      --               --            26,535
   Unrealized appreciation on forward
      currency contracts                                                                    --               --                --
   Receivables for investments sold                                                     36,099           29,766                --
   Variation margin receivable                                                              --               --                --
   Other receivables                                                                        --               --                --

             Total assets                                                            3,504,557        6,153,542         3,798,654

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                                           --               --                --
   Fees payable                                                                          2,965            4,538             2,700
   Options written                                                                          --               --                --
   Dividends payable                                                                        --               --                --
   Unrealized depreciation on forward
      currency contracts                                                                    --               --                --
   Other payable                                                                            --               --                --
   Payable for fund shares redeemed                                                         --               --                --
   Payable for investments purchased                                                    25,556           57,966                --
             Total liabilities                                                          28,521           62,504             2,700

NET ASSETS                                                                      $    3,476,036   $    6,091,038    $    3,795,954

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)                                  $    4,708,701   $    6,041,237    $    4,224,815
   Accumulated undistributed net investment
      income (loss)                                                                    (16,493)          15,220            47,971
   Accumulated net realized gain (loss) on
      sale of investments, foreign currency
      transactions, option contracts written
      and futures contracts                                                         (1,279,610)         (81,757)         (101,509)
   Net unrealized appreciation (depreciation)
      in value of investments, forward foreign
      currency contracts, option contracts written,
      futures contracts and translation of assets
      and liabilities in foreign currency                                               63,438          116,338          (375,323)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                     $    3,476,036   $    6,091,038    $    3,795,954

Capital shares, $.001 par value:

   Authorized                                                                      500,000,000      500,000,000       500,000,000

   Outstanding                                                                         463,531          527,573           436,372

NET ASSET VALUE PER SHARE                                                       $         7.50   $        11.55    $         8.70

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2002 (UNAUDITED)
                                                                                  Intermediate         Global           Money
                                                                                  Fixed Income      Fixed Income       Market
ASSETS:
   Investments (including repurchase agreement),
      at cost                                                                   $    5,882,724   $    6,384,202    $    3,227,679

   Investments, at value                                                        $    5,952,108   $    6,744,058    $    3,227,679
   Cash                                                                                     --               --                12
   Cash denominated in foreign currencies (cost $3,837)                                     --            3,843                --
   Dividends receivable                                                                     --              619                --
   Interest receivable                                                                  53,093          130,649             7,827
   Unrealized appreciation on forward
      currency contracts                                                                    --            1,931                --
   Receivables for investments sold                                                    889,115           21,192                --
   Variation margin receivable                                                           2,438            2,438                --
   Other receivables                                                                         9           19,388                --

             Total assets                                                            6,896,763        6,924,118         3,235,518

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                                       77,663           14,281                --
   Fees payable                                                                          3,952            4,830             1,052
   Options written                                                                          --           11,081                --
   Dividends payable                                                                        --               --             3,107
   Unrealized depreciation on forward
      currency contracts                                                                    --          191,491                --
   Other payable                                                                            40               --                --
   Payable for fund shares redeemed                                                         --               --                --
   Payable for investments purchased                                                 1,134,018            5,442                --
             Total liabilities                                                       1,215,673          227,125             4,159

NET ASSETS                                                                      $    5,681,090   $    6,696,993    $    3,231,359

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)                                  $    5,609,218   $    6,724,699    $    3,229,347
   Accumulated undistributed net investment
      income (loss)                                                                    132,834           89,063                --
   Accumulated net realized gain (loss) on
      sale of investments, foreign currency
      transactions, option contracts written
      and futures contracts                                                           (124,774)        (301,548)            2,012
   Net unrealized appreciation (depreciation)
      in value of investments, forward foreign
      currency contracts, option contracts written,
      futures contracts and translation of assets
      and liabilities in foreign currency                                               63,812          184,779                --

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                     $    5,681,090   $    6,696,993    $    3,231,359

Capital shares, $.001 par value:

   Authorized                                                                      500,000,000      500,000,000       500,000,000

   Outstanding                                                                         555,667          720,859         3,229,347

NET ASSET VALUE PER SHARE                                                       $        10.22   $         9.29    $         1.00

See accompanying Notes to Financial Statements.

Statements of Operations
Six Months Ended June 30, 2002 (UNAUDITED)
                                                                                    Large Cap         Large Cap        Mid Cap
                                                                                      Value            Growth          Equity
INVESTMENT INCOME:
Income:
      Dividends                                                                 $       30,307   $       19,491    $       20,149
      Interest                                                                             357              505               370
      Foreign tax withheld                                                                (523)            (213)              (20)
                                                                                        30,141           19,783            20,499
EXPENSES (NOTE 3):
      Management fees                                                                   14,679           17,006            15,035
      Custody and accounting fees                                                        1,669            1,929             7,481
      Professional fees                                                                 11,610           11,610            11,610
      Directors' fees                                                                    1,442            1,442             1,442
      Contractholder reports                                                               551              551               551
      Other expenses                                                                       971              971               896

         Total expenses before reimbursement                                            30,922           33,509            37,015
         Less: expense reimbursement                                                   (14,408)         (14,377)          (20,100)

         Net expenses                                                                   16,514           19,132            16,915

         Net investment income (loss)                                                   13,627              651             3,584

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND
FOREIGN CURRENCY TRANSACTIONS:
      Realized gain (loss) from:
         Investment transactions                                                         3,980         (428,888)          162,812
         Foreign currency transactions                                                      --               --                --
         Option contracts written                                                           --               --                --
         Futures contracts                                                                  --               --                --

             Net realized gain (loss) from investments,
               options written, futures contracts and
               foreign currency transactions                                             3,980         (428,888)          162,812

      Change in net unrealized appreciation (depreciation) from:
         Investments                                                                    99,639         (353,704)         (182,894)
         Option contracts written                                                           --               --                --
         Futures contracts                                                                  --               --                --
         Translation of assets and liabilities
             in foreign currencies                                                          --               --                --

         Net unrealized appreciaton (depreciation)                                      99,639         (353,704)         (182,894)
             Net gain (loss) on investments,
               options written, futures contracts and
               foreign currency transactions                                           103,619         (782,592)          (20,082)

             Increase (decrease) in net assets
               resulting from operations                                        $      117,246   $     (781,941)   $      (16,498)

See accompanying Notes to Financial Statements.

Statements of Operations
Six Months Ended June 30, 2002 (UNAUDITED)
                                                                                    Small Cap          Growth
                                                                                     Equity         & Income      Balanced
INVESTMENT INCOME:
Income:
      Dividends                                                                 $        2,745   $       42,339    $       16,876
      Interest                                                                             171              745            47,406
      Foreign tax withheld                                                                  --             (264)              (92)
                                                                                         2,916           42,820            64,190
EXPENSES (NOTE 3):
      Management fees                                                                   17,560           24,534            14,887
      Custody and accounting fees                                                        1,679            2,789             1,693
      Professional fees                                                                 11,610           11,610            11,610
      Directors' fees                                                                    1,442            1,442             1,442
      Contractholder reports                                                               551              551               551
      Other expenses                                                                     1,050            1,404             2,868

         Total expenses before reimbursement                                            33,892           42,330            33,051
         Less: expense reimbursement                                                   (14,483)         (14,730)          (16,303)

         Net expenses                                                                   19,409           27,600            16,748

         Net investment income (loss)                                                  (16,493)          15,220            47,442

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND
FOREIGN CURRENCY TRANSACTIONS:
      Realized gain (loss) from:
         Investment transactions                                                       (77,108)         (56,520)          (70,745)
         Foreign currency transactions                                                      --               --                --
         Option contracts written                                                           --               --                --
         Futures contracts                                                                  --               --                --

             Net realized gain (loss) from investments,
               options written, futures contracts and
               foreign currency transactions                                           (77,108)         (56,520)          (70,745)

      Change in net unrealized appreciation (depreciation) from:
         Investments                                                                  (374,034)        (466,799)         (264,028)
         Option contracts written                                                           --               --                --
         Futures contracts                                                                  --               --                --
         Translation of assets and liabilities
             in foreign currencies                                                          --               --                --

         Net unrealized appreciaton (depreciation)                                    (374,034)        (466,799)         (264,028)

             Net gain (loss) on investments,
               options written, futures contracts and
               foreign currency transactions                                          (451,142)        (523,319)         (334,773)

             Increase (decrease) in net assets
               resulting from operations                                        $     (467,635)  $     (508,099)   $     (287,331)

See accompanying Notes to Financial Statements.

Statements of Operations
Six Months Ended June 30, 2002 (UNAUDITED)
                                                                                  Intermediate         Global           Money
                                                                                  Fixed Income      Fixed Income       Market
INVESTMENT INCOME:
Income:
      Dividends                                                                 $          148   $        1,558    $           --
      Interest                                                                         139,835          160,076            27,168
      Foreign tax withheld                                                                 (13)            (398)               --
                                                                                       139,970          161,236            27,168
EXPENSES (NOTE 3):
      Management fees                                                                   15,189           24,397             5,577
      Custody and accounting fees                                                       13,275           18,957             3,288
      Professional fees                                                                 11,610           11,610            11,610
      Directors' fees                                                                    1,442            1,442             1,442
      Contractholder reports                                                               551              551               551
      Other expenses                                                                     8,214            8,642               711

         Total expenses before reimbursement                                            50,281           65,599            23,179
         Less: expense reimbursement                                                   (30,030)         (33,012)          (16,208)

         Net expenses                                                                   20,251           32,587             6,971

         Net investment income (loss)                                                  119,719          128,649            20,197

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND
FOREIGN CURRENCY TRANSACTIONS:
      Realized gain (loss) from:
         Investment transactions                                                       (18,471)        (263,371)               36
         Foreign currency transactions                                                      --           (1,517)               --
         Option contracts written                                                         (238)          21,310                --
         Futures contracts                                                              (4,914)          (3,527)               --

             Net realized gain (loss) from investments,
               options written, futures contracts and
               foreign currency transactions                                           (23,623)        (247,105)               36

      Change in net unrealized appreciation (depreciation) from:
         Investments                                                                    33,407          501,961                --
         Option contracts written                                                           --            7,336                --
         Futures contracts                                                             (11,617)         (11,118)               --
         Translation of assets and liabilities
             in foreign currencies                                                          --         (230,216)               --

         Net unrealized appreciaton (depreciation)                                      21,790          267,963                --

             Net gain (loss) on investments,
               options written, futures contracts and
               foreign currency transactions                                            (1,833)          20,858                36

             Increase (decrease) in net assets
               resulting from operations                                        $      117,886   $      149,507    $       20,233

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                            Large Cap Value
                                                                                                      Six Months
                                                                                                         Ended          Year
                                                                                                        6/30/02         Ended
                                                                                                      (Unaudited)     12/31/01
OPERATIONS:
   Net investment income (loss)
                                                                                                      $  13,627    $       42,223
   Net realized gain (loss) from investments,
      options written, futures contracts
      and foreign currency transactions                                                                   3,980            54,488
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                       99,639          (147,297)

         Net increase (decrease) in net assets
             resulting from operations                                                                  117,246           (50,586)

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                     --           (42,173)
   Net realized gain from investment transactions                                                            --                --
   Tax return of capital                                                                                     --                --
   In excess of realized capital gains                                                                       --                --

         Total distributions to contractholders                                                              --           (42,173)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                           61,392           152,046
   Reinvested distributions                                                                                  --            42,173
                                                                                                         61,392           194,219

   Shares repurchased                                                                                   (82,602)          (37,071)

         Net increase (decrease) from capital share transactions                                        (21,210)          157,148

             Net increase (decrease) in net assets                                                       96,036            64,389

NET ASSETS:
   Beginning of period                                                                                3,574,231         3,509,842

   End of period                                                                                   $  3,670,267    $    3,574,231

   Undistributed net investment income (loss) at end of period                                     $     13,677    $           50

  Fund share transactions:
      Shares sold                                                                                         5,809            15,845
      Reinvested distributions                                                                               --             4,397
                                                                                                          5,809            20,242
      Shares repurchased                                                                                 (8,087)           (3,740)
         Net increase (decrease) in fund shares                                                          (2,278)           16,502

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                           Large Cap Growth
                                                                                                      Six Months
                                                                                                         Ended          Year
                                                                                                        6/30/02         Ended
                                                                                                      (Unaudited)     12/31/01
OPERATIONS:
   Net investment income (loss)                                                                    $        651    $      (3,836)
   Net realized gain (loss) from investments,
      options written, futures contracts
      and foreign currency transactions                                                                (428,888)        (966,558)
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                     (353,704)        (497,113)

         Net increase (decrease) in net assets
             resulting from operations                                                                 (781,941)      (1,467,507)

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                     --                --
   Net realized gain from investment transactions                                                            --                --
   Tax return of capital                                                                                     --                --
   In excess of realized capital gains                                                                       --                --

         Total distributions to contractholders                                                              --                --

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                          210,677           473,676
   Reinvested distributions                                                                                  --                --
                                                                                                        210,677           473,676

   Shares repurchased                                                                                  (152,134)         (258,593)

         Net increase (decrease) from capital share transactions                                         58,543           215,083

             Net increase (decrease) in net assets                                                     (723,398)       (1,252,424)

NET ASSETS:
   Beginning of period                                                                                4,600,585         5,853,009

   End of period                                                                                   $  3,877,187    $    4,600,585
   Undistributed net investment income (loss) at end of period                                     $        651    $           --

      Fund share transactions:
      Shares sold                                                                                        19,990            37,758
      Reinvested distributions                                                                               --                --
                                                                                                         19,990            37,758
      Shares repurchased                                                                                (14,165)          (21,458)
         Net increase (decrease) in fund shares                                                           5,825            16,300

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                            Mid Cap Equity
                                                                                                      Six Months
                                                                                                         Ended          Year
                                                                                                        6/30/02         Ended
                                                                                                      (Unaudited)     12/31/01
OPERATIONS:
   Net investment income (loss)                                                                    $      3,584    $        8,686
   Net realized gain (loss) from investments,
      options written, futures contracts
      and foreign currency transactions                                                                 162,812           106,026
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                     (182,894)         (202,363)

         Net increase (decrease) in net assets
             resulting from operations                                                                  (16,498)          (87,651)

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                     --            (8,632)
   Net realized gain from investment transactions                                                            --           (84,978)
   Tax return of capital                                                                                     --            (4,112)
   In excess of realized capital gains                                                                       --                --

         Total distributions to contractholders                                                              --           (97,722)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                          107,783           313,343
   Reinvested distributions                                                                                  --            97,722
                                                                                                        107,783           411,065

   Shares repurchased                                                                                   (98,588)          (94,434)

         Net increase (decrease) from capital share transactions                                          9,195           316,631

             Net increase (decrease) in net assets                                                       (7,303)          131,258

NET ASSETS:
   Beginning of period                                                                                3,719,263         3,588,005

   End of period                                                                                   $  3,711,960    $    3,719,263

   Undistributed net investment income (loss) at end of period                                     $      3,585    $           --

      Fund share transactions:
      Shares sold                                                                                         8,704            27,353
      Reinvested distributions                                                                               --             8,557
                                                                                                          8,704            35,910
      Shares repurchased                                                                                 (8,329)           (8,374)
         Net increase (decrease) in fund shares                                                             375            27,536

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                           Small Cap Equity
                                                                                                      Six Months
                                                                                                         Ended          Year
                                                                                                        6/30/02         Ended
                                                                                                      (Unaudited)     12/31/01
OPERATIONS:
   Net investment income (loss)                                                                    $    (16,493)   $      (23,189)
   Net realized gain (loss) from investments,
      options written, futures contracts
      and foreign currency transactions                                                                 (77,108)       (1,115,723)
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                     (374,034)          740,185

         Net increase (decrease) in net assets
             resulting from operations                                                                 (467,635)         (398,727)

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                     --                --
   Net realized gain from investment transactions                                                            --                --
   Tax return of capital                                                                                     --                --
   In excess of realized capital gains                                                                       --            (9,404)

         Total distributions to contractholders                                                              --            (9,404)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                          100,672           428,852
   Reinvested distributions                                                                                  --             9,404
                                                                                                        100,672           438,256

   Shares repurchased                                                                                   (93,534)         (178,155)
         Net increase (decrease) from capital share transactions                                          7,138           260,101

             Net increase (decrease) in net assets                                                     (460,497)         (148,030)

NET ASSETS:
   Beginning of period                                                                                3,936,533         4,084,563

   End of period                                                                                   $  3,476,036    $    3,936,533
   Undistributed net investment income (loss) at end of period                                     $    (16,493)   $           --

      Fund share transactions:
      Shares sold                                                                                        12,540            51,228
      Reinvested distributions                                                                               --             1,143
                                                                                                         12,540            52,371
      Shares repurchased                                                                                (11,769)          (22,066)
         Net increase (decrease) in fund shares                                                             771            30,305

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                          Growth & Income
                                                                                                      Six Months
                                                                                                         Ended          Year
                                                                                                        6/30/02         Ended
                                                                                                      (Unaudited)     12/31/01
OPERATIONS:
   Net investment income                                                                           $     15,220    $       41,697
   Net realized gain (loss) from investments,
      options written, futures contracts
      and foreign currency transactions                                                                 (56,520)          309,437
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                     (466,799)         (717,459)

         Net increase (decrease) in net assets
             resulting from operations                                                                 (508,099)         (366,325)

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                     --           (31,939)
   Net realized gain from investment transactions                                                            --          (268,015)
   Tax return of capital                                                                                     --            12,732
   In excess of realized capital gains                                                                       --            34,995

         Total distributions to contractholders                                                              --          (347,681)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                          676,194         1,047,170
   Reinvested distributions                                                                                  --           347,681
                                                                                                        676,194         1,394,851

   Shares repurchased                                                                                  (158,647)         (222,564)

         Net increase from capital share transactions                                                   517,547         1,172,287

             Net increase in net assets                                                                   9,448           458,281

NET ASSETS:
   Beginning of period                                                                                6,081,590         5,623,309

   End of period                                                                                   $  6,091,038    $    6,081,590

   Undistributed net investment income at end of period                                            $     15,220    $           --

      Fund share transactions:

      Shares sold                                                                                        54,108            80,354
      Reinvested distributions                                                                               --            28,267
                                                                                                         54,108           108,621
      Shares repurchased                                                                                (13,071)          (17,898)
         Net increase (decrease) in fund shares                                                          41,037            90,723

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                                Balanced
                                                                                                      Six Months
                                                                                                         Ended          Year
                                                                                                        6/30/02         Ended
                                                                                                      (Unaudited)     12/31/01
OPERATIONS:
   Net investment income                                                                           $     47,442    $      110,757
   Net realized gain (loss) from investments,
      options written, futures contracts
      and foreign currency transactions                                                                 (70,745)          (27,074)
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                     (264,028)           36,063

         Net increase (decrease) in net assets
             resulting from operations                                                                 (287,331)          119,746

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                     --          (110,474)
   Net realized gain from investment transactions                                                            --                --
   Tax return of capital                                                                                     --                --
   In excess of realized capital gains                                                                       --                --

         Total distributions to contractholders                                                              --          (110,474)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                          416,909           341,363
   Reinvested distributions                                                                                  --           110,475
                                                                                                        416,909           451,838

   Shares repurchased                                                                                   (30,670)          (77,363)

         Net increase from capital share transactions                                                    86,239           374,475

             Net increase in net assets                                                                  98,908           383,747

NET ASSETS:
   Beginning of period                                                                                3,697,046         3,313,299

   End of period                                                                                   $  3,795,954    $    3,697,046
   Undistributed net investment income at end of period                                            $     47,971    $          406

      Fund share transactions:

      Shares sold                                                                                        44,340            36,245
      Reinvested distributions                                                                               --            11,879
                                                                                                         44,340            48,124
      Shares repurchased                                                                                 (3,465)           (8,589)
         Net increase (decrease) in fund shares                                                          40,875            39,535

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                       Intermediate Fixed Income
                                                                                                      Six Months
                                                                                                         Ended          Year
                                                                                                        6/30/02         Ended
                                                                                                      (Unaudited)     12/31/01
OPERATIONS:
   Net investment income                                                                           $    119,719     $     207,274
   Net realized gain (loss) from investments,
      options written, futures contracts
      and foreign currency transactions                                                                 (23,623)           40,757
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                       21,790           (11,752)

         Net increase (decrease) in net assets
             resulting from operations                                                                  117,886           236,279

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                     --          (204,728)
   Net realized gain from investment transactions                                                            --                --
   Tax return of capital                                                                                     --                --
   In excess of realized capital gains                                                                       --                --

         Total distributions to contractholders                                                              --          (204,728)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                          862,243         1,898,820
   Reinvested distributions                                                                                  --           204,729
                                                                                                        862,243         2,103,549

   Shares repurchased                                                                                  (162,645)         (473,964)

         Net increase from capital share transactions                                                   699,598         1,629,585

             Net increase in net assets                                                                 817,484         1,661,136

NET ASSETS:
   Beginning of period                                                                                4,863,606         3,202,470

   End of period                                                                                   $  5,681,090     $   4,863,606
   Undistributed net investment income at end of period                                            $    132,834     $       9,338

      Fund share transactions:

      Shares sold                                                                                        85,184           183,581
      Reinvested distributions                                                                               --            20,535
                                                                                                         85,184           204,116
      Shares repurchased                                                                                (16,082)          (46,306)
         Net increase (decrease) in fund shares                                                          69,102           157,810

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                          Global Fixed Income
                                                                                                      Six Months
                                                                                                         Ended          Year
                                                                                                        6/30/02         Ended
                                                                                                      (Unaudited)     12/31/01
OPERATIONS:
   Net investment income                                                                           $    128,649     $     250,380
   Net realized gain (loss) from investments,
      options written, futures contracts
      and foreign currency transactions                                                                (247,105)          148,994
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                      267,963          (127,839)
      Net increase (decrease) in net assets
             resulting from operations                                                                  149,507           271,535

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                     --          (208,054)
   Net realized gain from investment transactions                                                            --                --
   Tax return of capital                                                                                     --                --
   In excess of realized capital gains                                                                       --                --

         Total distributions to contractholders                                                              --          (208,054)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                           22,205           235,619
   Reinvested distributions                                                                                  --           208,054
                                                                                                         22,205           443,673

   Shares repurchased                                                                                   (23,509)          (41,391)

         Net increase from capital share transactions                                                    (1,304)          402,282

             Net increase in net assets                                                                 148,203           465,763

NET ASSETS:
   Beginning of period                                                                                6,548,790         6,083,027

   End of period                                                                                   $  6,696,993     $   6,548,790

   Undistributed net investment income at end of period                                            $     89,063     $     101,767

      Fund share transactions:

      Shares sold                                                                                         2,425            25,392
      Reinvested distributions                                                                               --            22,863
                                                                                                          2,425            48,255
      Shares repurchased                                                                                 (2,556)           (4,446)
         Net increase (decrease) in fund shares                                                            (131)           43,809

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                             Money Market
                                                                                                      Six Months
                                                                                                         Ended          Year
                                                                                                        6/30/02         Ended
                                                                                                      (Unaudited)     12/31/01
OPERATIONS:
   Net investment income                                                                           $     20,197     $      74,524
   Net realized gain (loss) from investments,
      options written, futures contracts
      and foreign currency transactions                                                                      36             2,011
   Net unrealized appreciation (depreciation)
      on investments and translation of
      assets and liabilities in foreign currencies                                                           --                --

         Net increase (decrease) in net assets
             resulting from operations                                                                   20,233            76,535

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                (20,197)          (74,524)
   Net realized gain from investment transactions                                                            --                --
   Tax return of capital                                                                                     --                --
   In excess of realized capital gains                                                                       --                --

         Total distributions to contractholders                                                         (20,197)          (74,524)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                        4,211,121         4,923,556
   Reinvested distributions                                                                                  --            74,524
                                                                                                      4,211,121         4,998,080

   Shares repurchased                                                                                (3,434,919)       (4,544,676)

         Net increase from capital share transactions                                                   776,202           453,404

             Net increase in net assets                                                                 776,238           455,415

NET ASSETS:
   Beginning of period                                                                                2,455,121         1,999,706

   End of period                                                                                   $  3,231,359     $   2,455,121

   Undistributed net investment income at end of period                                            $      --        $          --

      Fund share transactions:

      Shares sold                                                                                     4,211,122         4,923,556
      Reinvested distributions                                                                               --            74,524
                                                                                                      4,211,122         4,998,080
      Shares repurchased                                                                             (3,434,919)       (4,544,676)
         Net increase (decrease) in fund shares                                                         776,203           453,404

See accompanying Notes to Financial Statements.

Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES:

Investors Mark Series Fund (the Fund) is registered under the Investment Company
Act of 1940 (as amended) as a diversified open-end management investment company of the series type. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net asset value of each series. Shares of the Fund are distributed to a variable annuity separate account of Business Men's Assurance
Company of America. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last quoted sales price; securities for which there were no sales reported are valued at the mean between the bid and ask prices; exchange listed options are valued at the last sales price; bonds and other securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board of Directors. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments.
Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in the Money Market Portfolio are valued at amortized cost, which approximates market value.

B. OPTIONS -- When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option.
If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

C. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities expressed in foreign currencies are converted into U.S. dollars based on current exchange rates at the end of the period. Purchases and sales of investments in securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
The effects of changes in foreign currency exchange rates on investments are included in net realized and unrealized (gain) loss on investments in the
Statements of Operations.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Global Fixed Income Portfolio may
enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. The portfolio may enter into these contracts to fix the U.S.
dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. These contracts may also be used to hedge the U.S.
dollar value of securities owned which are denominated in foreign currencies.

Forward foreign currency contracts are valued each day at the close of the New
York Stock Exchange at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks
(limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts.

E. FUTURES -- The Intermediate Fixed Income and Global Fixed Income Portfolios
may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Intermediate Fixed Income and Global
Fixed Income Portfolios may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, the Intermediate Fixed Income and Global Fixed Income
Portfolios are required to deposit cash or liquid securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Intermediate Fixed Income and Global Fixed Income Portfolios. The
Intermediate Fixed Income and Global Fixed Income Portfolios realize a gain or loss when the contract is closed or expires.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Fund's investment advisor deems creditworthy under guidelines approved by the Fund's
Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

G. EXPENSE LIMITATIONS -- Investors Mark Advisor, LLC (the Advisor) has
voluntarily agreed to pay certain operating expenses in an amount that limits the total operating expenses of the portfolios to an annual rate of .50% of average daily net assets for the Money Market Portfolio; .80% of average daily net assets for the Intermediate Fixed Income Portfolio; .90% of the average daily net assets for Large Cap Value, Large Cap Growth, Mid Cap Equity, Growth
& Income and Balanced Portfolios; 1.00% of average daily net assets for the
Global Fixed Income Portfolio and 1.05% of average daily net assets for the
Small Cap Equity Portfolio. This expense limitation may be modified or terminated at the discretion of the Advisor at any time without notice to contractholders. The Advisor may be reimbursed by the Portfolios for such expenses at a later date. This may be done only if such reimbursement does not cause a Portfolio's expenses to exceed the expense cap percentage shown above.

At June 30, 2002, the total dollar amounts available for reimbursement to the
Advisor are as follows:

Portfolio
Large Cap Value                                        $         94,747
Large Cap Growth                                                 91,996
Mid Cap Equity                                                  160,869
Small Cap Equity                                                108,205
Growth & Income                                              99,144
Balanced                                                        106,072
Intermediate Fixed Income                                       181,321
Global Fixed Income                                             201,190
Money Market                                                    117,339

H. DISTRIBUTIONS TO CONTRACTHOLDERS -- Distributions to contractholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments for expiration of net operating losses, premium amortization on debt securities and recharacterization of foreign currency gains and losses. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

I. FEDERAL INCOME TAXES -- The Fund complied with the requirements of the
Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required.

As of December 31, 2001, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains are as follows:
                                              Capital Loss
Portfolio                                     Carryforwards          Expires
Large Cap Value                                 $   385,291           2008
                                                     97,463           2009
Large Cap Growth                                    816,785           2009
Small Cap Equity                                  1,047,233           2009
Balanced                                              3,236           2009
Intermediate Fixed Income                            70,291           2008
Global Fixed Income                                 164,645           2008

Certain Portfolios incurred a loss for tax purposes from November 1, 2001 to
December 31, 2001. As permitted by tax regulations, the Portfolios intend to elect to defer and treat these losses as arising in the fiscal year ended
December 31, 2002. The following Portfolios had deferred losses:

Portfolio
Large Cap Value                                 $      16,067
Large Cap Growth                                      167,967
Small Cap Equity                                      108,979
Growth & Income                                       347
Balanced                                               24,482
Global Fixed Income                                     2,696

J. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to contractholders are recorded on the ex-dividend date.
Realized gains and losses from investment transactions are determined on the identified cost basis. All discounts are accreted and premiums are amortized for finanical reporting purposes (see Note 2 "Change In Accounting Principle").

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the
AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The accounting principle affected the Balanced,
Intermediate Fixed Income and Global Fixed Income Portfolios. The cumulative effect of this accounting change had no impact on total net assets of the
Portfolios, but resulted in a $1,169, $549 and $1,368 reduction in cost of securities and a corresponding $1,169, $549 and $1,368 increase in net unrealized appreciation for the Balanced, Intermediate Fixed Income and Global
Fixed Income Portfolios, respectively, based on securities held on January 1,
2002.

The effect of this change for the period ended June 30, 2002 was to decrease net investment income by $270, $7,014 and $13,978, increase net unrealized appreciation by $253, $3,191 and $8,102, and increase net realized gain by $17,
$3,823 and $5,876 for the Balanced, Intermediate Fixed Income and Global Fixed
Income Portfolios, respectively. The Statement of Changes in Net Assets and
Financial Highlights for prior periods have not been restated to reflect this change in presentation.

3. ADVISORY FEES

Advisory fees are paid to the Advisor based on an annual percentage of average daily net assets. Listed below are advisory fees as a percentage of average daily net assets.

Portfolio                                                        % of Net Assets
Large Cap Value                                                        0.80%
Large Cap Growth                                                       0.80%
Mid Cap Equity                                                         0.80%
Small Cap Equity                                                       0.95%
Growth & Income                                                    0.80%
Balanced                                                               0.80%
Intermediate Fixed Income                                              0.60%
Global Fixed Income                                                    0.75%
Money Market                                                           0.40%

4. INVESTMENT TRANSACTIONS

Investment transactions for the period ended June 30, 2002, (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:
                                                                       Proceeds
Portfolio                                         Purchases           From Sales
Large Cap Value                             $        380,702    $        232,698
Large Cap Growth                                   1,951,199           2,057,183
Mid Cap Equity                                     1,841,905           1,926,907
Small Cap Equity                                   2,349,212           2,387,608
Growth & Income                                2,072,678           1,401,316
Balanced                                             473,326             192,347
Intermediate Fixed Income                         11,028,488          10,003,101
Global Fixed Income                                6,806,148           6,563,168

5. OPTIONS WRITTEN

The following options written were outstanding for the Global Fixed Income
Portfolio as of June 30, 2002:

PUT OPTIONS WRITTEN
                                            Expiration       Exercise           Number of           Market
Issuer/Currency                                Date            Price            Contracts            Value

Australian Dollar                              Dec-02             0.600           1,900      $        1,176
Australian Dollar                              Mar-03             0.563           1,250               3,173
New Zealand Dollar                             Oct-02             0.520           1,300                 845
United States Treasury                         Oct-02           102.578             600               3,966

Total call options
  outstanding
  (premiums received, $4,545)                                                                $        9,160

CALL OPTIONS WRITTEN
                                            Expiration       Exercise           Number of           Market
Issuer/Currency                                Date            Price            Contracts            Value

Australian Dollar                              Mar-03             0.484           1,250      $          537
Australian Dollar                              Mar-03             0.490           1,900               1,384

Total call options
  outstanding
  (premiums received, $6,534)                                                                $        1,921

Transactions in options written for the Global Fixed Income Portfolio for the year ended June 30, 2002, were as follows:
                                                          Number of                       Premium
                                                          Contracts                       Amount
PUT OPTIONS WRITTEN
Balance at December 31, 2001                                9,500                $         11,526
Opened                                                     10,850                           5,830
Expired                                                    (8,900)                         (4,723)
Closed                                                     (6,400)                         (8,088)
Balance at June 30, 2002                                    5,050                $          4,545

CALL OPTIONS WRITTEN
Balance at December 31, 2001                                9,740                $          7,115
Opened                                                      4,950                           7,596
Expired                                                    (6,350)                         (3,396)
Closed                                                     (5,190)                         (4,781)
Balance at June 30, 2002                                    3,150                $          6,534

6. FORWARD FOREIGN CURRENCY CONTRACTS

Following is a summary of forward foreign currency contracts that were outstanding at June 30, 2002 for the Global Fixed Income Portfolio:

CONTRACTS TO SELL CURRENCY:
                                                                                                                    Net Unrealized
                                                            Foreign             Amount              U.S. $             Appreci-
                                                           Currency              To Be               Value              -ation
                                       Settlement            To Be            Received in            As of             (Depreci-
                                          Date             Delivered            U.S. $              6/30/02             ation)

British Pound                             9/18/02              53,000    $        77,603     $        80,783       $       (3,180)
Danish Krone                              9/18/02             930,000            117,166             123,672               (6,506)
Euro                                      9/18/02           3,070,000          2,885,064           3,034,388             (149,324)
Japanese Yen                              9/18/02         100,710,000            810,469             842,973              (32,504)
Mexican Peso                              7/24/02             154,431             16,467              15,429                1,038
Singapore Dollar                          9/18/02             145,000             81,264              82,279               (1,015)
                                                                         $     3,988,033     $     4,179,524       $     (191,491)

CONTRACTS TO BUY CURRENCY:
                                                                                                                    Net Unrealized
                                                            Foreign             Amount              U.S. $             Appreci-
                                                           Currency              To Be               Value              -ation
                                       Settlement            To Be            Received in            As of             (Depreci-
                                          Date             Delivered            U.S. $              6/30/02             ation)

Canadian Dollar                           9/20/02             250,000    $       162,131     $       164,647       $        2,516
New Zealand Dollar                        7/29/02             133,000             65,103              64,518                 (585)
                                                                         $       227,234     $       229,165       $        1,931

7. OPEN FUTURES CONTRACTS

Following is a summary of futures contracts that were outstanding at June 30,
2002 for the Intermediate Fixed Income and Global Fixed Income Portfolios:

                                                      Number                                                                  Net
Intermediate Fixed                                      of            Expiration        Contract           Market         Unrealized
Income Portfolio                   Position          Contracts           Date            Amount             Value            Gain

United States
  10 Year Note Future                Short               3              9/17/02         $ 315,211         $ 321,703         $ 6,492

                                                      Number                                                                  Net
Global Fixed                                            of            Expiration        Contract           Market         Unrealized
Income Portfolio                   Position          Contracts           Date            Amount             Value            Gain

United States
  10 Year Note Future                Short               3              9/17/02         $ 315,211         $ 321,703         $ 6,492

This report has been prepared for the information of the Contractholders of
Investors Mark Series Fund, Inc. and is not to be construed as an offering of the shares of the Fund. Shares of the Fund are offered only by the Prospectus, a copy of which may be obtained from Business Men's Assurance Company of America.

Financial Highlights

Large Cap Value
                                                                                                                          For the
                                                                                                                           Period
                                                      Six Months                                                            From
                                                         Ended                                                            11/13/97
                                                    June 30, 2002           Years Ended December 31,                  (Commencement)
                                                     (Unaudited)        2001         2000        1999        1998       to 12/31/97

Condensed data for a share of capital stock outstanding throughout each period.

Net asset value, beginning of period                     $ 9.79       $ 10.07       $ 9.40      $ 9.88       $ 9.69      $ 10.00
   Income from investment operations:
      Net investment income                                0.04          0.12         0.15        0.22         0.13         0.02
      Net gains (losses) on securities
         (both realized and unrealized)                    0.28         (0.28)        0.67       (0.15)        0.35        (0.31)

   Total income (loss) from
   investment operations                                   0.32         (0.16)        0.82        0.07         0.48        (0.29)

   Less distributions:
      Dividends from net investment income                   --         (0.12)       (0.15)      (0.22)       (0.14)       (0.02)
      Distributions from realized
         capital gains                                       --            --           --       (0.33)       (0.15)          --
      Tax return of capital                                  --            --           --(c)       --           --           --

   Total distributions                                       --         (0.12)       (0.15)      (0.55)       (0.29)       (0.02)

Net asset value, end of period                          $ 10.11        $ 9.79      $ 10.07      $ 9.40       $ 9.88       $ 9.69

Total return(a)                                            3.27%        (1.59%)       8.79%       0.79%        5.03        (2.86%)

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                       $ 3,670       $ 3,574      $ 3,510     $ 3,193      $ 3,226       $ 2,444
Ratio of expenses to average
   net assets(b)                                           0.90%         0.90%        0.90%       0.90%        0.90%        0.90%
Ratio of net investment income
   to average net assets(b)                                0.73%         1.21%        1.61%       2.00%        1.44%        2.21%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement(b)                                1.67%         1.40%        1.45%       1.49%        1.55%        2.78%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                               (0.04%)        0.71%        1.06%       1.41%        0.79%        0.33%
Portfolio turnover rate                                       6%           19%          26%         23%          18%          --

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

(c)Less than $.01 per share

See accompanying Notes to Financial Statements.

Large Cap Growth
                                                                                                                         For the
                                                                                                                          Period
                                                     Six Months                                                            From
                                                        Ended                                                            11/13/97
                                                    June 30, 2002           Years Ended December 31,                  (Commencement)
                                                     (Unaudited)        2001         2000        1999        1998       to 12/31/97

Condensed data for a share of capital stock outstanding throughout each period.

Net asset value, beginning of period                    $ 11.27       $ 14.94      $ 18.03     $ 13.31      $ 10.71      $ 10.00

   Income from investment operations:
      Net investment income (loss)                           --         (0.01)       (0.07)      (0.03)          --           --
      Net gains (losses) on securities
         (both realized and unrealized)                   (1.90)        (3.66)       (2.15)       4.75         2.61         0.71
   Total income (loss) from
   investment operations                                  (1.90)        (3.67)       (2.22)       4.72         2.61         0.71

   Less distributions:
      Dividends from net investment income                   --            --           --          --        (0.01)          --
      Distributions from realized
         capital gains                                       --            --        (0.79)         --           --           --
      Tax return of capital                                  --            --        (0.08)         --           --           --

   Total distributions                                       --            --        (0.87)         --        (0.01)          --

Net asset value, end of period                          $  9.37       $ 11.27      $ 14.94     $ 18.03      $ 13.31      $ 10.71

Total return(a)                                          (16.86%)      (24.56%)     (12.03%)     35.46%       24.35%        7.10%

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                       $ 3,877       $ 4,601      $ 5,853     $ 4,608      $ 2,993       $ 2,157
Ratio of expenses to average
   net assets(b)                                           0.90%         0.90%        0.90%       0.90%        0.90%        0.90%
Ratio of net investment income (loss)
   to average net assets(b)                                0.03%        (0.07%)      (0.44%)     (0.23%)      (0.02%)       0.33%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement(b)                                1.56%         1.23%        1.15%       1.49%        1.66%        3.19%
Ratio of net investment loss
   to average net assets before voluntary
   expense reimbursement(b)                               (0.64%)       (0.40%)      (0.69%)     (0.82%)      (0.78%)      (1.96%)
Portfolio turnover rate                                      47%           54%          78%         72%          49%            --

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

Mid Cap Equity
                                                                                                                          For the
                                                                                                                          Period
                                                      Six Months                                                            From
                                                        Ended                                                            11/13/97
                                                    June 30, 2002           Years Ended December 31,                  (Commencement)
                                                     (Unaudited)        2001         2000        1999        1998       to 12/31/97

Condensed data for a share of capital stock outstanding throughout each period.

Net asset value, beginning of period                    $ 11.73       $ 12.39      $ 11.30     $ 11.11      $ 10.49      $ 10.00

   Income from investment operations:
      Net investment income                                0.01          0.03         0.02        0.04         0.04         0.02
      Net gains (losses) on securities
         (both realized and unrealized)                   (0.05)        (0.37)        2.91        0.21         0.69         0.49

   Total income (loss) from
   investment operations                                  (0.04)        (0.34)        2.93        0.25         0.73         0.51

   Less distributions:
      Dividends from net investment income                   --         (0.03)       (0.02)      (0.03)       (0.03)       (0.02)
      Distributions from realized
         capital gains                                       --         (0.28)       (1.48)      (0.03)       (0.08)          --
      Tax return of capital                                  --         (0.01)       (0.22)         --           --           --
      In excess of realized capital gains                    --            --        (0.12)         --           --           --

   Total distributions                                       --         (0.32)       (1.84)      (0.06)       (0.11)       (0.02)

Net asset value, end of period                          $ 11.69       $ 11.73      $ 12.39     $ 11.30      $ 11.11      $ 10.49

Total return(a)                                           (0.34%)       (2.70%)      26.92%       2.26%        7.03%        5.07%

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                       $ 3,712       $ 3,719      $ 3,588     $ 2,762      $ 2,468      $ 2,119
Ratio of expenses to average
   net assets(b)                                           0.90%         0.90%        0.90%       0.90%        0.90%        0.90%
Ratio of net investment income
   to average net assets(b)                                0.19%         0.25%        0.18%       0.38%        0.38%        1.34%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement(b)                                1.96%         1.83%        1.91%       2.33%        2.38%        3.40%
Ratio of net investment loss
   to average net assets before voluntary
   expense reimbursement(b)                               (0.87%)       (0.68%)      (0.83%)     (1.05%)      (1.10%)      (1.16%)
Portfolio turnover rate                                      49%          151%         120%         97%         166%          13%

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

Small Cap Equity
                                                                                                                         For the
                                                                                                                          Period
                                                     Six Months                                                            From
                                                       Ended                                                            11/13/97
                                                   June 30, 2002           Years Ended December 31,                  (Commencement)
                                                     (Unaudited)        2001         2000        1999        1998       to 12/31/97

Condensed data for a share of capital stock outstanding throughout each period.

Net asset value, beginning of period                    $ 8.51        $ 9.45      $ 13.20      $ 8.14       $ 9.72      $ 10.00

   Income from investment operations:
      Net investment loss                                (0.04)        (0.05)       (0.05)      (0.05)       (0.05)          --
      Net gains (losses) on securities
         (both realized and unrealized)                  (0.97)        (0.87)       (0.65)       5.11        (1.53)       (0.28)

   Total income (loss) from
   investment operations                                 (1.01)        (0.92)       (0.70)       5.06        (1.58)       (0.28)

   Less distributions:
      Dividends from net investment income                  --            --           --          --           --           --
      Distributions from realized
         capital gains                                      --            --        (3.05)         --           --           --
      In excess of realized capital gains                   --         (0.02)          --          --           --           --

   Total distributions                                      --         (0.02)       (3.05)         --           --           --

Net asset value, end of period                          $ 7.50        $ 8.51       $ 9.45     $ 13.20       $ 8.14       $ 9.72

Total return(a)                                         (11.87%)       (9.72%)      (2.69%)     62.16%      (16.22%)      (2.80%)

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                       $ 3,476      $ 3,937      $ 4,085     $ 3,192      $ 1,786      $ 1,960
Ratio of expenses to average
   net assets(b)                                           1.05%        1.05%        1.05%       1.05%        1.05%        1.05%
Ratio of net investment income (loss)
   to average net assets(b)                               (0.88%)      (0.61%)      (0.51%)     (0.61%)      (0.52%)       0.29%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement(b)                                1.82%        1.50%        1.45%       2.53%        2.29%        3.49%
Ratio of net investment loss
   to average net assets before voluntary
   expense reimbursement(b)                               (1.66%)      (1.06%)      (0.91%)     (2.09%)      (1.76%)      (2.15%)
Portfolio turnover rate                                      66%         147%         140%        123%         132%           8%

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

Growth & Income
                                                                                                                          For the
                                                                                                                          Period
                                                      Six Months                                                           From
                                                        Ended                                                            11/13/97
                                                    June 30, 2002           Years Ended December 31,                  (Commencement)
                                                     (Unaudited)        2001         2000        1999        1998       to 12/31/97

Condensed data for a share of capital stock outstanding throughout each period.

Net asset value, beginning of period                    $ 12.50       $ 14.21      $ 12.67     $ 11.53      $ 10.41      $ 10.00

   Income from investment operations:
      Net investment income                                0.03          0.09         0.14        0.11         0.13         0.02
      Net gains (losses) on securities
         (both realized and unrealized)                   (0.98)        (1.04)        1.84        1.80         1.12         0.40

   Total income (loss) from
   investment operations                                  (0.95)        (0.95)        1.98        1.91         1.25         0.42

   Less distributions:
      Dividends from net investment income                   --         (0.07)       (0.14)      (0.11)       (0.13)       (0.01)
      Distributions from realized
         capital gains                                       --         (0.59)       (0.02)      (0.66)          --           --
      Tax return of capital                                  --         (0.03)       (0.17)         --           --           --
      In excess of realized capital gains                    --         (0.07)       (0.11)         --           --           --

   Total distributions                                       --         (0.76)       (0.44)      (0.77)       (0.13)       (0.01)

Net asset value, end of period                          $ 11.55       $ 12.50      $ 14.21     $ 12.67      $ 11.53      $ 10.41

Total return(a)                                           (7.60%)       (6.58%)      15.79%      16.65%       12.03%        4.25%

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                       $ 6,091       $ 6,082      $ 5,623     $ 3,634      $ 2,765       $ 2,101
Ratio of expenses to average
   net assets(b)                                           0.90%         0.90%        0.90%       0.90%        0.90%        0.90%
Ratio of net investment income
   to average net assets(b)                                0.49%         0.74%        1.21%       0.92%        1.23%        1.50%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement(b)                                1.37%         1.18%        1.28%       1.67%        1.75%        3.19%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                0.02%         0.46%        0.83%       0.15%        0.38%       (0.79%)
Portfolio turnover rate                                      23%           66%          43%         66%          76%          --

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

Balanced
                                                                                                                          For the
                                                                                                                          Period
                                                      Six Months                                                           From
                                                        Ended                                                            11/13/97
                                                    June 30, 2002           Years Ended December 31,                  (Commencement)
                                                     (Unaudited)        2001         2000        1999        1998       to 12/31/97

Condensed data for a share of capital stock outstanding throughout each period.

Net asset value, beginning of period                    $  9.35        $ 9.31       $ 9.08      $ 8.88       $ 9.96      $ 10.00

   Income from investment operations:
      Net investment income                                0.11          0.29         0.33        0.45         0.47         0.06
      Net gains (losses) on securities
         (both realized and unrealized)                   (0.76)         0.04         0.41        0.28        (1.08)       (0.04)

   Total income (loss) from
    investment operations                                 (0.65)         0.33         0.74        0.73        (0.61)        0.02

   Less distributions:
      Dividends from net investment income                   --         (0.29)       (0.33)      (0.45)       (0.47)       (0.06)
      Distributions from realized
         capital gains                                       --            --        (0.13)      (0.08)          --           --
      Tax return of capital                                  --            --        (0.05)         --           --           --

   Total distributions                                       --         (0.29)       (0.51)      (0.53)       (0.47)       (0.06)

Net asset value, end of period                           $ 8.70        $ 9.35       $ 9.31      $ 9.08       $ 8.88       $ 9.96

Total return(a)                                           (6.95%)        3.54%        8.42%       8.21%       (6.03%)       0.18%

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                        $ 3,796       $ 3,697      $ 3,313     $ 2,971      $ 2,644      $ 2,518
Ratio of expenses to average
   net assets(b)                                            0.90%         0.90%        0.90%       0.90%        0.90%        0.90%
Ratio of net investment income
   to average net assets(b)                                 2.52%         3.16%        3.39%       4.88%        5.00%        4.78%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement(b)                                 1.76%         1.53%        1.51%       1.72%        1.59%        2.78%
Ratio of net investment income
   to average net assets before voluntary
   expense reimbursement(b)                                 1.65%         2.53%        2.78%       4.06%        4.31%        2.90%
Portfolio turnover rate                                        5%           22%          59%         43%          73%          --

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

(c)As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
began amortizing premium on debt securities. The effect of this change for the period ended June 30, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 2.53% to 2.52% and decrease the ratio of net investment income to average net assets before voluntary expense reimbursement from 1.66% to 1.65%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

Financial Highlights

Intermediate Fixed Income
                                                                                                                         For the
                                                                                                                          Period
                                                     Six Months                                                            From
                                                        Ended                                                            11/13/97
                                                    June 30, 2002           Years Ended December 31,                  (Commencement)
                                                     (Unaudited)        2001         2000        1999        1998       to 12/31/97

Condensed data for a share of capital stock outstanding throughout each period.

Net asset value, beginning of period                    $ 10.00        $ 9.74       $ 9.28      $ 9.95      $ 10.06      $ 10.00

   Income from investment operations:
      Net investment income                                0.22          0.45         0.54        0.60         0.57         0.07
      Net gains (losses) on securities
         (both realized and unrealized)                      --          0.25         0.46       (0.62)       (0.05)        0.06

   Total income (loss) from
   investment operations                                   0.22          0.70         1.00       (0.02)        0.52         0.13

   Less distributions:
      Dividends from net investment income                   --         (0.44)       (0.54)      (0.60)       (0.56)       (0.07)
      Distributions from realized
         capital gains                                       --            --           --       (0.05)       (0.07)          --

   Total distributions                                       --         (0.44)       (0.54)      (0.65)       (0.63)       (0.07)

Net asset value, end of period                          $ 10.22       $ 10.00       $ 9.74      $ 9.28       $ 9.95      $ 10.06

Total return(a)                                            2.20%         7.21%       10.77%      (0.19%)       5.16%        1.27%

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                       $ 5,681       $ 4,864      $ 3,202     $ 2,540      $ 2,415      $ 2,038
Ratio of expenses to average
   net assets(b)                                           0.80%         0.80%        0.80%       0.80%        0.80%        0.80%
Ratio of net investment income
   to average net assets(b)                                4.69%         5.54%        6.34%       6.01%        5.75%        5.40%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement(b)                                1.97%         2.02%        2.15%       2.25%        1.97%        3.09%
Ratio of net investment income
   to average net assets before voluntary
   expense reimbursement(b)                                3.52%         4.32%        4.99%       4.56%        4.58%        3.11%
Portfolio turnover rate                                     203%          220%         147%        147%         132%          39%

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

(c)As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
began amortizing premium on debt securities. The effect of this change for the period ended June 30, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, decrease the ratio of net investment income to average net assets from 4.80% to 4.69% and decrease the ratio of net investment income to average net assets before voluntary expense reimbursement from 3.62% to 3.52%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

Financial Highlights

Global Fixed Income
                                                                                                                          For the
                                                                                                                          Period
                                                      Six Months                                                           From
                                                        Ended                                                            11/13/97
                                                    June 30, 2002           Years Ended December 31,                  (Commencement)
                                                     (Unaudited)        2001         2000        1999        1998       to 12/31/97

Condensed data for a share of capital stock outstanding throughout each period.

Net asset value, beginning of period                    $ 9.08        $ 8.98       $ 9.21      $ 9.92      $ 10.09      $ 10.00

   Income from investment operations:
      Net investment income (loss)                       (0.02)         0.35         0.53        0.51         0.84         0.09
      Net gains (losses) on securities
         (both realized and unrealized)                   0.23          0.05         0.34       (0.54)       (0.11)        0.08

   Total income (loss) from
   investment operations                                  0.21          0.40         0.87       (0.03)        0.73         0.17

   Less distributions:
      Dividends from net investment income                  --         (0.30)       (0.46)      (0.68)       (0.54)       (0.08)
      Distributions from realized
         capital gains                                      --            --           --          --        (0.06)          --
      Tax return of capital                                 --            --        (0.62)         --        (0.30)          --
      In excess of realized capital gains                   --            --        (0.02)         --           --           --

   Total distributions                                      --         (0.30)       (1.10)      (0.68)       (0.90)       (0.08)

Net asset value, end of period                          $ 9.29        $ 9.08       $ 8.98      $ 9.21       $ 9.92      $ 10.09

Total return(a)                                           2.31%         4.42%        9.46%      (0.27%)       7.23%        1.70%

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                       $ 6,697       $ 6,549      $ 6,083     $ 5,516      $ 5,483     $  5,099
Ratio of expenses to average
   net assets(b)                                           1.00%         1.00%        1.00%       1.00%        1.00%        1.00%
Ratio of net investment income
   to average net assets(b)                                3.93%         3.92%        4.65%       5.17%        5.40%        5.29%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement(b)                                2.00%         1.78%        1.83%       1.67%        1.47%        2.28%
Ratio of net investment income
   to average net assets before voluntary
   expense reimbursement(b)                                2.92%         3.14%        3.82%       4.50%        4.93%        4.01%
Portfolio turnover rate                                     108%          187%         234%        167%         185%          25%

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

(c)As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
began amortizing premium on debt securities. The effect of this change for the period ended June 30, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, decrease the ratio of net investment income to average net assets from 4.04% to 3.93% and decrease the ratio of net investment income to average net assets before voluntary expense reimbursement from 3.03% to 2.92%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

Financial Highlights

Money Market
                                                                                                                          For the
                                                                                                                          Period
                                                      Six Months                                                           From
                                                        Ended                                                            11/13/97
                                                    June 30, 2002           Years Ended December 31,                  (Commencement)
                                                     (Unaudited)        2001         2000        1999        1998       to 12/31/97

Condensed data for a share of capital stock outstanding throughout each period.

Net asset value, beginning of period                    $ 1.00        $ 1.00       $ 1.00      $ 1.00       $ 1.00       $ 1.00

   Income from investment operations:
      Net investment income                               0.01          0.04         0.06        0.05         0.05         0.01

   Less distributions:
      Dividends from net investment income               (0.01)        (0.04)       (0.06)      (0.05)       (0.05)       (0.01)

Net asset value, end of period                          $ 1.00        $ 1.00       $ 1.00      $ 1.00       $ 1.00       $ 1.00

Total return(a)                                           0.72%         3.77%        5.84%       4.60%        5.05%        0.71%

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                       $ 3,231       $ 2,455      $ 2,000     $ 1,601      $ 1,270      $ 1,019
Ratio of expenses to average
   net assets(b)                                           0.50%         0.50%        0.50%       0.50%        0.50%        0.50%
Ratio of net investment income
   to average net assets(b)                                1.44%         3.60%        5.70%       4.52%        4.93%        5.26%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement(b)                                1.65%         1.50%        1.62%       2.72%        2.89%        4.90%
Ratio of net investment income
   to average net assets before voluntary
   expense reimbursement(b)                                0.28%         2.60%        4.58%       2.30%        2.54%        0.86%

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.